   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 19, 1999

                                                               FILE NO. 33-65512
                                                                        811-6484

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------
                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 6                      [X]

                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]
                                AMENDMENT NO. 11                             [X]

                            PROVIDENTMUTUAL VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        PROVIDENTMUTUAL LIFE AND ANNUITY
                               COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 454-5260

                             ---------------------

                          JAMES G. POTTER, JR., ESQ.,
                                PROVIDENT MUTUAL
                             LIFE INSURANCE COMPANY
                              1050 WESTLAKES DRIVE
                                BERWYN, PA 19312
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                              WASHINGTON, DC 20004
                                 (202) 383-0158

                             ---------------------

     It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)

         [X] on May 1, 1998 pursuant to paragraph (a) of rule 485

                     Title of Securities Being Registered:
  Interests in Flexible Individual Flexible Premium Deferred Variable Annuity
                                   contracts.

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

                             CROSS REFERENCE SHEET

                              PURSUANT TO RULE 495

     Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required By Form N-4.

                                     PART A

                  ITEM OF FORM N-4                            PROSPECTUS CAPTION
                  ----------------                            ------------------
 1.  Cover Page.................................  Cover Page
 2.  Definitions................................  Definitions
 3.  Synopsis...................................  Table of Expenses; Summary
 4.  Condensed Financial Information............  Condensed Financial Information; Yields and
                                                    Total Returns
 5.  General Description of Registrant,
       Depositor and Portfolio Companies........  The Company, Variable Account and Funds
     a. Depositor...............................  The Company, Variable Account and Funds
                                                    --Providentmutual Life and Annuity
                                                    Company of America
     b. Registrant..............................  The Company, Variable Account and Funds
                                                    --The Provfirst Life and Annuity Variable
                                                    Annuity Separate Account
     c. Portfolio Company.......................  The Company, Variable Account and Funds
     d. Fund Prospectus.........................  The Company, Variable Account and Funds
     e. Voting Rights...........................  The Company, Variable Account and Funds
                                                    --Voting Rights
     f. Administrators..........................  Administrative Charges
 6.  Deductions and Expenses....................  Charges and Deductions
     a. General.................................  Charges and Deductions
     b. Sales Load %............................  Charges and Deductions--Surrender Charge
     c. Special Purchase Plan...................  N/A
     d. Commissions.............................  Distribution of Contracts
     e. Expenses--Registrant....................  Charges and Deductions
     f. Fund Expenses...........................  Charges and Deductions--Other Charges
                                                    Including Investment Advisory Fees of the
                                                    Funds
     g. Organizational Expenses.................  N/A
 7.  General Description of Variable Annuity
       Contracts................................  Description of Annuity Contract
     a.  (i) Allocation of Premium Payments.....  Premiums; Allocation of Premiums
     (ii) Transfers.............................  Description of Annuity Contract--Transfer
                                                    Privilege; Payments
     (iii) Exchanges............................  Special Exchange Program
     b. Changes.................................  Description of Annuity Contract
                                                    --Modification
     c. Inquiries...............................  Description of Annuity Contract--Contract
                                                    Inquiries
 8.  Annuity Period.............................  Payment Options
 9.  Death Benefit..............................  Description of Annuity Contract--Death
                                                  Benefit Before Maturity Date; Payments

                  ITEM OF FORM N-4                            PROSPECTUS CAPTION
                  ----------------                            ------------------
10.  Purchases and Contract Value...............  Description of Annuity Contract
     a. Purchases...............................  Description of Annuity Contract--Premiums
     b. Valuation...............................  Description of Annuity Contract--Variable
                                                    Account Value
     c. Daily Calculation.......................  Description of Annuity Contract--Variable
                                                    Account Value
     d. Underwriter.............................  Distribution of Contracts
11.  Redemptions................................  Description of Annuity Contract
     a. --By Owners.............................  Description of Annuity Contract--
                                                    Withdrawals and Surrenders; Payments
     --By Annuitant.............................  Description of Annuity Contract--Proceeds
                                                  on Maturity Date; Payment Options
     b. Texas ORP...............................  N/A
     c. Delay in Payment........................  Description of Annuity Contract--Payments
     d. Lapse...................................  Description of Annuity Contract--Contract
                                                    Termination
     e. Free Look...............................  Description of Annuity Contract--Free-Look
                                                    Period
12.  Taxes......................................  Federal Tax Status
13.  Legal Proceedings..........................  Legal Proceedings
14.  Table of Contents of the Statement of
       Additional Information...................  Statement of Additional Information Table
                                                  of Contents

                                     PART B

                  ITEM OF FORM N-4                STATEMENT OF ADDITIONAL INFORMATION CAPTION
                  ----------------                -------------------------------------------
15.  Cover Page.................................  Cover Page
16.  Table of Contents..........................  Statement of Additional Information Table
                                                  of Contents
17.  General Information and History............  See Prospectus--The Company, Variable
                                                    Account and Funds
18.  Services
     a. Fees and Expenses of Registrant.........  N/A
     b. Management Contract.....................  See Prospectus--Administrative Charges
     c. Custodian...............................  Safekeeping of Account Assets
     d. Independent Public Accountant...........  Experts
     e. Assets of Registration..................  Safekeeping of Account Assets
     f. Affiliated Persons......................  N/A
     g. Principal Underwriter...................  See Prospectus--Distribution of Contracts
19.  Purchase of Securities Being Offered.......  See Prospectus--Distribution of Contracts
20.  Underwriter................................  See Prospectus--Distribution of Contracts
21.  Calculation of Performance Data............  Calculation of Yields and Total Returns
22.  Annuity Payments...........................  See Prospectus--Payment Options
23.  Financial Statements.......................  Financial Statements

                                     PART A

                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY
                   PROVFIRST AMERICA LIFE AND ANNUITY COMPANY

                                   PROSPECTUS
                                  MAY 1, 1999

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about this variable annuity contract that you should know before investing.

To learn more about this variable annuity contract, you should consult the Statement of Additional Information ("SAI") dated May 1, 1999. For a free copy of the SAI, please contact us at:

  Provfirst America Life and Annuity Company
  300 Continental Drive
  Newark, Delaware 19713
  Telephone: 1-800-688-5177

Provfirst America Life and Annuity Company ("Provfirst Life and Annuity") has filed the SAI with the Securities and Exchange Commission and incorporates the SAI by reference into this prospectus. The Table of Contents for the SAI appears
on page   of this prospectus. The Securities and Exchange Commission maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

Variable annuity contracts involve certain risks, and you may lose some or all of your investment. The investment performance of the subaccounts will vary, and you bear the entire investment risk of amounts allocated to the subaccounts.

The contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the contract. Neither the Federal Deposit Insurance Corporation nor any federal agency insures your investment in the contract.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This variable annuity contract has 32 funding choices -- one fixed account (paying a guaranteed minimum fixed rate of interest) and 31 subaccounts of the Provfirst Variable Annuity Separate Account which invest in the following portfolios:

MARKET STREET FUND, INC.
- Money Market Portfolio
- Growth Portfolio
- Bond Portfolio
- Managed Portfolio
- Aggressive Growth Portfolio
- International Portfolio
- All Pro Large Cap Growth Portfolio
- All Pro Small Cap Growth Portfolio
- All Pro Large Cap Value Portfolio
- All Pro Small Cap Value Portfolio
VARIABLE INSURANCE PRODUCTS FUND
- VIP High Income Portfolio
- VIP Equity-Income Portfolio
- VIP Growth Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
- VIP II Asset Manager Portfolio
- VIP II Contrafund Portfolio
- VIP II Index 500 Portfolio
SCUDDER VARIABLE LIFE INVESTMENT FUND
- Bond Portfolio
- Growth and Income Portfolio
- International Portfolio
OCC ACCUMULATION TRUST
- Equity Portfolio
- Small Cap Portfolio
- Managed Portfolio
DREYFUS VARIABLE INVESTMENT FUND
- Growth and Income Portfolio
- Zero Coupon 2000 Portfolio
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
- Socially Responsible Portfolio
FEDERATED INSURANCE SERIES
- Fund for U.S. Government Securities II Portfolio
- Utility Fund II Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
- Van Eck Worldwide Hard Assets Portfolio
- Van Eck Worldwide Bond Portfolio
- Van Eck Worldwide Emerging Markets Portfolio
- Van Eck Worldwide Real Estate Portfolio

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Definitions.................................................    1
Table of Expenses...........................................    2
Summary.....................................................    8
The Company, Variable Account and Funds.....................   11
     Providentmutual Life and Annuity Company of America....   11
     The Provfirst Life and Annuity Variable Annuity
      Separate Account......................................   11
     The Funds..............................................   12
          Market Street Fund, Inc. .........................   13
          Variable Insurance Products Fund and Variable
         Insurance Products Fund II.........................   14
          Scudder Variable Life Investment Fund.............   15
          OCC Accumulation Trust............................   15
          Dreyfus Variable Investment Fund and The Dreyfus
         Socially Responsible Growth Fund, Inc. ............   16
          Federated Insurance Series........................   16
          Van Eck Worldwide Insurance Trust.................   17
Resolving Material Conflicts................................   18
Addition, Deletion or Substitution of Investments...........   18
Description of Annuity Contract.............................   19
     Issuance of a Contract.................................   19
     Premiums...............................................   19
     Free-Look Period.......................................   19
     Allocation of Premiums.................................   19
     Variable Account Value.................................   20
     Transfer Privilege.....................................   21
     Dollar Cost Averaging..................................   22
     Withdrawals and Surrender..............................   23
     Death Benefit Before Maturity Date.....................   25
     Proceeds on Maturity Date..............................   26
     Payments...............................................   26
     Modification...........................................   26
     Reports to Contract Owners.............................   27
     Contract Inquiries.....................................   27
The Guaranteed Account......................................   27
     Minimum Guaranteed and Current Interest Rates..........   27
     Transfers from Guaranteed Account......................   28
     Payment Deferral.......................................   28
Charges and Deductions......................................   28
     Surrender Charge (Contingent Deferred Sales Charge)....   28
     Administrative Charges.................................   29
     Transfer Processing Fee................................   29
     Mortality and Expense Risk Charge......................   30
     Other Charges Including Investment Advisory Fees of the
      Funds.................................................   30
     Premium Taxes..........................................   30
     Other Taxes............................................   30
Payment Options.............................................   30
     Election of Options....................................   31
     Description of Options.................................   31
Yields and Total Returns....................................   31
Federal Tax Status..........................................   33
     Introduction...........................................   33

                                                              PAGE
                                                              ----
     Tax Status of the Contract.............................   34
     The Treatment of Annuities.............................   34
     Taxation of Non-Qualified Contracts....................   34
     Taxation of Qualified Contracts........................   35
     Other Tax Consequences.................................   37
Distribution of Contracts...................................   37
Preparing for Year 2000.....................................   37
Legal Proceedings...........................................   38
Voting Rights...............................................   38
Financial Statements........................................   38
Statement of Additional Information Table of Contents.......   39
Appendix A -- Financial Highlights..........................  A-1
Appendix B -- Provfirst Life................................  B-1

                                  DEFINITIONS

ANNUITANT.................. The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY................ The person to whom we pay the proceeds payable on the death of the Owner or the Annuitant.

CASH SURRENDER VALUE....... The Contract Account Value less any applicable
                            Surrender Charge and any applicable Premium Tax Charge.

CONTRACT................... The individual flexible premium deferred variable annuity contract issued by Providentmutual and offered in this prospectus.

CONTRACT ACCOUNT VALUE..... The sum of the Variable Account Value and the
                            Guaranteed Account Value.

CONTRACT YEARS, MONTHS, AND
ANNIVERSARIES.............. Are measured from the effective date of the
                            Contract.

FUND....................... A designated mutual fund in which the Variable
                            Account invests.

GUARANTEED ACCOUNT......... This account is part of our general account and is not part of nor dependent upon the investment performance of the Variable Account.

GUARANTEED ACCOUNT VALUE... Net Premiums allocated and Contract Account Value transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

MATURITY DATE.............. The date when we apply the Contract Account Value to a payment option, unless the Owner has elected to receive a lump sum payment of the Cash Surrender Value.

NET PREMIUM................ The premium paid less any premium tax levied for the year the premium is paid.

NON-QUALIFIED CONTRACT..... A Contract that is not a "Qualified Contract."

OWNER...................... The person entitled to exercise all rights and privileges provided in the Contract.

PAYMENT OPTION............. One of the three annuity payment options available under the Contract.

PORTFOLIO.................. An investment portfolio of a Fund.

PROVFIRST LIFE AND ANNUITY,
WE, OUR, US................ Provfirst America Life and Annuity Company.

QUALIFIED CONTRACT......... A Contract issued in connection with plans that qualify for special Federal income tax treatment under sections 401, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended.

SERVICE CENTER............. Providentmutual's office at 300 Continental Drive,
                            Newark, Delaware 19713.

SUBACCOUNT................. A subdivision of the Variable Account.

VALUATION DAY.............. Each day on which applicable law requires valuation of the assets of a Subaccount.

VALUATION PERIOD........... The period that starts at the close of business on one Valuation Day and ends at the close of business on the next succeeding Valuation Day.

VARIABLE ACCOUNT........... Provfirst Variable Annuity Separate Account.

VARIABLE ACCOUNT VALUE..... The aggregate of the values attributable to the
                            Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Unit Value on the relevant Valuation Day by the number of Subaccount units allocated to the Contract.

WRITTEN NOTICE............. A written request or notice in a form satisfactory to Providentmutual which is signed by the Owner and received at the Service Center.

YOU........................ The Owner.

                               TABLE OF EXPENSES

     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums...............  none
Maximum Contingent Deferred Sales Charge (as
  a percentage of amount surrendered or
  withdrawn)(1)..............................     6%
Transfer Processing Fee......................     No fee for first twelve transfers in Contract Year;
                                                 $25 fee for each transfer thereafter during Contract
                                                                                                Year.
ANNUAL ADMINISTRATION FEE....................                                   $30 per Contract Year
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of Variable Account Value)
Mortality and Expense Risk Charges...........  1.25%
Account Fees and Expenses(2).................  0.15%
                                               ----
Total Variable Account
  Annual Expenses............................  1.40%

                                                             MONEY                             AGGRESSIVE
                                                GROWTH      MARKET       BOND       MANAGED      GROWTH     INTERNATIONAL
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
                                               ---------   ---------   ---------   ---------   ----------   -------------
MARKET STREET FUND ANNUAL EXPENSES
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................        %           %           %           %            %             %
Other Expenses...............................        %           %           %           %            %             %
                                                 ----        ----        ----        ----         ----          ----
Total Fund Annual Expenses...................        %           %           %           %            %             %

                                                ALL PRO     ALL PRO     ALL PRO     ALL PRO
                                               LARGE CAP   LARGE CAP   SMALL CAP   SMALL CAP
                                                GROWTH       VALUE      GROWTH       VALUE
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               ---------   ---------   ---------   ---------
MARKET STREET FUND ANNUAL EXPENSES
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................        %           %           %           %
Other Expenses...............................        %           %           %           %
                                                 ----        ----        ----        ----
Total Fund Annual Expenses...................        %           %           %           %

                                                 HIGH       EQUITY-
                                                INCOME      INCOME      GROWTH
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO
                                               ---------   ---------   ---------
VARIABLE INSURANCE PRODUCTS FUND ("VIP FUND")
ANNUAL EXPENSES(4)
(as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................        %           %           %
Other Expenses
  (after reimbursement)(3)...................        %           %           %
                                                 ----        ----        ----
Total Fund Annual Expenses
  (after reimbursement)(3)...................        %           %           %

                                                   ASSET           INDEX
                                                  MANAGER           500       CONTRAFUND
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO
                                              ----------------   ---------   -------------
VARIABLE INSURANCE PRODUCTS FUND II ("VIP II
FUND") ANNUAL EXPENSES(4)
(as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................           %              %             %
Other Expenses
  (after reimbursement)(3)...................           %              %             %
                                                    ----           ----          ----
Total Fund Annual Expenses
  (after reimbursement)(3)...................           %              %             %

                                                                 GROWTH &
                                                    BOND          INCOME     INTERNATIONAL
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO
                                              ----------------   ---------   -------------
SCUDDER VARIABLE LIFE INVESTMENT FUND
ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................           %              %             %
Other Expenses...............................           %              %             %
                                                    ----           ----          ----
Total Fund Annual Expenses...................           %              %             %

                                                                   SMALL
                                                   EQUITY           CAP         MANAGED
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO
                                              ----------------   ---------   -------------
OCC ACCUMULATION TRUST
ANNUAL EXPENSES(4)
  (as a % of average net assets)
Management Fees
  (Investment Advisory Fees).................           %              %             %
Other Expenses
  (after reimbursement)(3A)..................           %              %             %
                                                    ----           ----          ----
Total Fund Annual Expenses (after
  reimbursement)(3A).........................           %              %             %

                                                ZERO COUPON      GROWTH &
                                                    2000          INCOME
                                                 PORTFOLIO       PORTFOLIO
                                              ----------------   ---------
DREYFUS VARIABLE INVESTMENT FUND
ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................           %              %
Other Expenses...............................           %              %
                                                    ----           ----
Total Fund Annual Expenses...................           %              %

                                                  SOCIALLY
                                                RESPONSIBLE
                                                 PORTFOLIO
                                              ----------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC.(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................           %
Other Expenses...............................           %
                                                    ----
Total Fund Annual Expenses...................           %

                                                  FUND FOR
                                                U.S. GOVN'T       UTILITY
                                               SECURITIES II      FUND II
                                                 PORTFOLIO       PORTFOLIO
                                              ----------------   ---------
FEDERATED INSURANCE SERIES
ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................           %              %
Other Expenses
  (after reimbursement)(3)...................           %              %
                                                    ----           ----
Total Fund Annual Expenses (after
  reimbursement)(3)..........................           %              %

                                                                 WORLDWIDE     WORLDWIDE     WORLDWIDE
                                                 WORLDWIDE         HARD        EMERGING        REAL
                                                    BOND          ASSETS        MARKETS       ESTATE
                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                              ----------------   ---------   -------------   ---------
VAN ECK WORLDWIDE INSURANCE TRUST
ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................           %              %             %             %
Other Expenses
  (after reimbursement)(3)...................           %              %             %             %
                                                    ----           ----          ----          ----
Total Fund Annual Expenses (after
  reimbursement)(3)..........................           %              %             %             %

     Premium taxes may be applicable, depending on various states' laws.

     The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne by the Contract Owner, directly or indirectly. The tables reflect expenses of the Variable Account as well as for the Funds for the 1998 calendar year. For a more complete description of the
various costs and expenses, see "Charges and Deductions," Page   .
---------------
 (1) A surrender charge is deducted only if a withdrawal or surrender occurs during the first six Contract Years; no surrender charge is deducted for a withdrawal or surrender in Contract Years seven and later. For the first Contract Year, the maximum charge is 6% of the amount withdrawn or surrendered. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year until it is zero in Contract Year seven. The maximum total surrender charge will not exceed 8 1/2% of the total gross premiums paid under the Contract. Subject to certain restrictions, after the first Contract Year up to 10% of the Contract Account Value as of the beginning of a Contract Year may be surrendered or withdrawn without charge
     in such Contract Year. (See "Surrender Charge," Page   .)
 (2) Asset-based administration charge.

 (3) For certain portfolios, certain expenses were reimbursed during 1998. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year. Absent the expense reimbursement, the 1998
     Other Expenses and Total Annual Expenses would have been      %,      %,
     respectively, for the VIP Fund Equity Income Portfolio,      %,      %,
     respectively, for the VIP Fund Growth Portfolio,      %,      %,
     respectively, for the VIP II Fund Asset Manager Portfolio,      %,      %,
     respectively, for the VIP II Fund Index 500 Portfolio,      %,      %,
     respectively, for the VIP II Fund Contrafund Portfolio,      %,      %,
     respectively, for the Federated U.S. Government Securities II Portfolio,
          %,      %, respectively, for the Federated Utility Fund II Portfolio
     and      %,      % respectively, for the Van Eck Worldwide Hard Assets
     Portfolio. Similar expense reimbursement and fee waiver arrangements were also in place for the other Portfolios and it is anticipated that such arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1997 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.
(3A) Effective May 1, 1996, the expenses of the Portfolios of the OCC Accumulation Trust are contractually limited by OpCap Advisors so that their respective annualized operating expenses of these Portfolios do not exceed 1.25% of their respective average daily net assets. Furthermore, through April 30, 1998, the annualized operating expenses of the OCC Accumulation Trust Equity, Managed, and Small Cap Portfolios have been voluntarily limited by OpCap Advisors so that annualized operating expenses of these Portfolios do not exceed 1.00% of their respective average daily net assets.
 (4) The fee and expense information regarding the Funds was provided by those Funds. The VIP Fund, the VIP II Fund, the Scudder Variable Life Investment Fund, the OCC Accumulation Trust, the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Federated Insurance Series and the Van Eck Worldwide Insurance Trust are not affiliated with Provfirst Life and Annuity. While Provfirst Life and Annuity has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Provfirst Life and Annuity does not represent that they are true and complete, and disclaims all responsibility for these figures.

EXAMPLES

     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     1. If the Contract is surrendered at the end of the applicable time period:

                  SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  ----------                    ------   -------   -------   --------
MS Growth.....................................  $67.73   $ 95.23   $123.19   $242.72
MS Money Market...............................   67.35     94.06    121.18    238.60
MS Bond.......................................   69.06     99.33    130.20    257.02
MS Managed....................................   69.16     99.63    130.70    258.03
MS Aggressive Growth..........................   69.63    101.09    133.19    263.08
MS International..............................   73.34    112.44    152.44    301.67
MS All Pro Large Cap Growth...................   74.10    114.75    156.36    309.41
MS All Pro Large Cap Value....................   74.10    114.75    156.36    309.41
MS All Pro Small Cap Growth...................   76.00    120.53    166.08    328.49
MS All Pro Small Cap Value....................   76.00    120.53    166.08    328.49
Fidelity High Income..........................   70.39    103.42    137.16    271.12
Fidelity Equity Income........................   69.06     99.33    130.20    257.02
Fidelity Growth...............................   70.01    102.26    135.18    267.11
Fidelity Asset Manager........................   69.73    101.38    133.68    264.09
Fidelity Index 500............................   66.31     90.83    115.64    227.19
Fidelity Contrafund...........................   70.11    102.55    135.67    268.11
Scudder Bond..................................   69.54    100.80    132.69    262.08
Scudder Growth & Income.......................   69.16     99.63    130.70    258.03

                  SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  ----------                    ------   -------   -------   --------
Scudder International.........................   73.15    111.86    151.46    299.73
OCC Equity....................................   73.05    111.57    150.97    298.76
OCC Small Cap.................................   72.86    110.99    149.99    296.81
OCC Managed...................................   71.91    108.08    145.07    287.00
Dreyfus Zero Coupon 2000......................   69.44    100.50    132.19    261.07
Dreyfus Growth & Income.......................   71.25    106.05    141.62    280.08
Dreyfus Socially Resp.........................   71.44    106.63    142.61    282.07
Federated U.S. Gov't Securities II............   71.25    106.05    141.62    280.08
Federated Utility Fund II.....................   71.72    107.50    144.09    285.03
Van Eck Worldwide Bond........................   74.29    115.33    157.33    311.34
Van Eck Worldwide Hard Assets.................   74.76    116.78    159.77    316.13
Van Eck Worldwide Emerging Mkts...............   73.15    111.86    151.46    299.73
Van Eck Worldwide Real Estate.................   74.76    116.78    159.77    316.13

     2. If the Contract is not surrendered or is annuitized at the end of the applicable time period:

                  SUBACCOUNT                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  ----------                     ------   -------   -------   --------
MS Growth......................................  $21.30   $65.75    $112.79   $242.72
MS Money Market................................   20.90    64.54     110.76    238.60
MS Bond........................................   22.70    69.98     119.87    257.02
MS Managed.....................................   22.80    70.28     120.37    258.03
MS Aggressive Growth...........................   23.30    71.78     122.89    263.08
MS International...............................   27.20    83.47     142.34    301.67
MS All Pro Large Cap Growth....................   28.00    85.86     146.30    309.41
MS All Pro Large Cap Value.....................   28.00    85.86     146.30    309.41
MS All Pro Small Cap Growth....................   30.00    91.81     156.12    328.49
MS All Pro Small Cap Value.....................   30.00    91.81     156.12    328.49
Fidelity High Income...........................   24.10    74.19     126.91    271.12
Fidelity Equity Income.........................   22.70    69.98     119.87    257.02
Fidelity Growth................................   23.70    72.99     124.90    267.11
Fidelity Asset Manager.........................   23.40    72.08     123.39    264.09
Fidelity Index 500.............................   19.80    61.21     105.16    227.19
Fidelity Contrafund............................   23.80    73.29     125.40    268.11
Scudder Bond...................................   23.20    71.48     122.39    262.08
Scudder Growth & Income........................   22.80    70.28     120.37    258.03
Scudder International..........................   27.00    82.88     141.35    299.73
OCC Equity.....................................   26.90    82.58     140.86    298.76
OCC Small Cap..................................   26.70    81.98     139.87    296.81
OCC Managed....................................   25.70    78.99     134.90    287.00
Dreyfus Zero Coupon 2000.......................   23.10    71.18     121.88    261.07
Dreyfus Growth & Income........................   25.00    76.89     131.41    280.08
Dreyfus Socially Resp..........................   25.20    77.49     132.41    282.07
Federated U.S. Gov't Securities II.............   25.00    76.89     131.41    280.08
Federated Utility Fund II......................   25.50    78.39     133.90    285.03
Van Eck Worldwide Bond.........................   28.20    86.46     147.28    311.34
Van Eck Worldwide Hard Assets..................   28.70    87.95     149.74    316.13
Van Eck Worldwide Emerging Mkts................   27.00    82.88     141.35    299.73
Van Eck Worldwide Real Estate..................   28.70    87.95     149.74    316.13

     The Examples provided above assume that no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administration Fee is $30 and that the Contract Account Value per contract is $10,000, which translates the Administration Fee into an assumed .30% charge for purposes of the Examples based on a $1,000 investment.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

                                    SUMMARY

     This section is a summary of some of the more important points that you should know and consider before purchasing this variable annuity contract. We discuss each of these topics in greater detail further back in this prospectus.

THE CONTRACT

     Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity issued by us. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell these Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as those which do not qualify for special tax treatment (Non-Qualified Contracts).

To purchase a Contract, you must submit an application and pay the minimum initial premium. We will not begin to make annuity payments until the Maturity Date.

     Free-Look Period. You have the right to return the Contract within 10 days after you receive it. We treat the returned Contract as if it was never issued. If you return the Contract within the free-look period, we will return a refund amount to you. In most states, the amount we return is:

     - premiums paid, including any contract fees and charges,

       minus

     - any amounts allocated to the Variable Account

       plus

     - the Variable Account Value on the date of termination.

In states where required, we will return the premiums that you paid.

     Premiums. We require a minimum initial premium of at least $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying premiums of $100 per month. You may make subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

     Allocation of Net Premiums. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. (We do not offer the Guaranteed Account in Oregon.) In states where you are guaranteed the return of your premium if you cancel during the free-look period, all Net Premiums will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.

We invest the assets of each Subaccount solely in a corresponding Portfolio. The Contract Account Value (except for amounts in the Guaranteed Account) will vary according to the investment performance of the Portfolios in which the chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year, or a higher current interest rate as we may declare.

     Transfers. On or before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. We only allow one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account. After twelve transfers during a Contract Year, we deduct a transfer processing fee of $25 for each additional transfer during that Contract Year.

     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Cash Surrender Value (Contract Account Value less any applicable Surrender Charge), subject to certain limitations.

     Surrender. Upon Written Notice received at the Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge).

     Death Benefit. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract years, the death benefit equals the greater of:

     - premiums paid less any amounts withdrawn (including applicable Surrender Charges), or

     - the Contract Account Value on the date of receipt of due proof of the Annuitant's death.

After the end of the sixth Contract Year, the death benefit equals the greatest of:

     - the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn, or

     - the Contract Account Value on the date of receipt of due proof of the Annuitant's death, or

     - premiums paid less any amounts withdrawn (including applicable Surrender Charges).

If you die before the Maturity Date, we must generally distribute the Contract Account Value (or, if you are also the Annuitant, the death benefit) to the Beneficiary within five years after the date of your death.

     Step-Up Rider. You may also elect a Step-up Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday. We will also "step-up" the guaranteed death benefit by an amount equal to aggregate Net Premiums paid since the last six year Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:

     - the Contract Account Value on the date we receive due proof of the Annuitant's death, or

     - the sum of premiums paid, less any withdrawals (including applicable Surrender Charges).

     Rising Floor Rider. You may also elect a Rising Floor Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit equals the sum of premiums paid less reductions for withdrawals, with interest accumulating at an annual rate of 4 1/2% until the Contract Anniversary prior to the Annuitant's 75th birthday. Thereafter, we add premiums and deduct withdrawals from the guaranteed death benefit. We reduce the guaranteed minimum death benefit for a withdrawal by the same percentage that the withdrawal reduces Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value.

CHARGES AND DEDUCTIONS

     Surrender Charge (Contingent Deferred Sales Charge). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.

For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total gross premiums paid under the Contract.

During each Contract Year after the first Contract Year, you may, subject to certain restrictions, withdraw up to 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.

     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.

     Transfer Processing Fee. The first twelve transfers of amounts in the Subaccounts and the Guaranteed Account each Contract year are free. We assess a $25 transfer charge for each additional transfer during such Contract Year.

     Mortality and Expense Risk Charge. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).

     Asset-Based Administration Charge. We deduct a daily administration charge to compensate us for certain expense we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.

     Premium Taxes. If state or other Premium Taxes apply to a Contract, we deduct such taxes. Depending upon when we must pay such taxes to the taxing authority, we deduct those taxes either:

     - from premiums as they are received, or

     - from the Contract Account Value, upon a withdrawal from or surrender of the Contract or upon application of the Contract Account Value to a Payment Option.

     Investment Advisory Fees and Other Expenses of the Funds. Because each Subaccount holds shares of a Portfolio, its net assets reflect the investment advisory fee incurred by the Portfolio. Each Portfolio pays a daily investment advisory fee to its investment adviser based on its average daily net assets. As a result, the amount of the fee depends upon the size of the Portfolio. Each Portfolio also pays other of its own expenses. Currently, the investment adviser waives part of the investment advisory fee and the Company may reimburse certain expenses of the Portfolios.

ANNUITY PROVISIONS

     Maturity Date. We will apply the Contract Account Value (less any applicable Premium Tax) to a Payment Option on the Maturity Date unless you elect to receive the Cash Surrender Value at that time.

     Payment Options. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

     - Life Annuity,

     - Life Annuity with 10 Years Guaranteed, and

     - Alternate Income Option.

FEDERAL TAX STATUS

     Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in adverse Federal income tax consequences. In certain circumstances, a penalty tax may apply.

                    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

PROVFIRST AMERICA LIFE AND ANNUITY COMPANY

     The Contracts are issued by Provfirst America Life and Annuity Company ("Provfirst Life and Annuity") which originated as a stock life insurance company incorporated under the name of Washington Square Life Insurance Company in the Commonwealth of Pennsylvania in 1958. The name of the Company was changed from Washington Square to Provfirst Life and Annuity in 1991 and the Company was redomiciled as a Delaware insurance company in December, 1992. Provfirst Life and Annuity is currently licensed to transact life insurance business in 48 states and the District of Columbia. As of December 31, 1998, Provfirst Life and
Annuity had total assets of approximately $     billion.

     Provfirst Life and Annuity is a wholly-owned subsidiary of Provfirst America Life Insurance Company ("Provfirst Life"). Provfirst Life was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 1998 had total
assets of approximately $     billion. More information about Provfirst Life is
provided in Appendix B. On December 31, 1998, Provfirst Life and Annuity and Provfirst Life entered into a Support Agreement whereby Provfirst Life agrees to ensure that Provfirst Life and Annuity's total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement, agreeing to contribute to Provfirst Life and Annuity an amount of capital sufficient to attain such level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in such companies' operations.

     Further, Provfirst Life agrees to cause Provfirst Life and Annuity to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by Provfirst Life and Annuity. This agreement will remain in effect provided Provfirst Life and Annuity is, and remains, a subsidiary of Provfirst Life. Prior to any material modification or termination of the agreement, a determination must be made that such modification or termination will not have an adverse impact on the policyholders of Provfirst Life and Annuity. Such determination shall be based on the ability of Provfirst Life and Annuity at the time of such determination to maintain its own financial stability according to the standards contained in the agreement. Other than this Support Agreement, Provfirst Life is under no obligation to invest money in Provfirst Life and Annuity nor is it in any way a guarantor of Provfirst Life and Annuity's contractual obligations or obligations under the Contract.

     Provfirst Life and Annuity is subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which it does business. Provfirst Life and Annuity submits annual statements on its operations and finances to insurance officials in such states and jurisdictions. The forms for the Contract described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     Provfirst Life and Annuity is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

PROVFIRST LIFE AND ANNUITY VARIABLE ANNUITY SEPARATE ACCOUNT

     Provfirst Life and Annuity Variable Annuity Separate Account is a separate investment account of Provfirst Life and Annuity, established by the Board of Directors of Provfirst Life and Annuity on May 9, 1991, under Pennsylvania law. Because Provfirst Life and Annuity later redomesticated as a Delaware Insurance Company, the Variable Account is now subject to regulation by the Delaware Insurance Department. Provfirst Life and Annuity has caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

     The assets of the Variable Account are owned by Provfirst Life and Annuity. However, these assets are held separate from other assets and are not part of Provfirst Life and Annuity's General Account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Provfirst Life and Annuity conducts. Provfirst Life and Annuity may transfer to its General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract value allocated to the Variable Account under the Contracts).

     The income, gains or losses, whether or not realized, from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains or losses. Provfirst Life and Annuity may accumulate in the Variable Account the charge for expense and expense risks, mortality gains and losses and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.

     The Variable Account currently has thirty-one Subaccounts: Growth; Money Market; Bond; Managed; Aggressive Growth; International; All Pro Large Cap Growth; All Pro Large Cap Value; All Pro Small Cap Growth; All Pro Small Cap Value; Fidelity High Income; Fidelity Equity-Income; Fidelity Growth; Fidelity Asset Manager; Fidelity Index 500; Fidelity Contrafund; Scudder Bond; Scudder Growth and Income; Scudder International; OCC Equity; OCC Small Cap; OCC Managed; Dreyfus Growth and Income; Dreyfus Socially Responsible; Dreyfus Zero Coupon 2000; Federated Fund for U.S. Government Securities II; Federated Utility Fund II; Van Eck Worldwide Bond; Van Eck Worldwide Hard Assets; Van Eck Worldwide Emerging Mkts; and Van Eck Worldwide Real Estate. The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.

THE FUNDS

     The Variable Account currently invests in portfolios of nine series-type mutual funds: Market Street Fund, Inc.; Variable Insurance Products Fund; Variable Insurance Products Fund II; Scudder Variable Life Investment Fund; OCC Accumulation Trust; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; Federated Insurance Series and Van Eck Worldwide Fund (collectively, the "Funds"). Each of these Funds is registered with the SEC under the 1940 Act as an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

     The assets of each Fund portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objective and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding portfolio.

     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and Provfirst Life and Annuity. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between Provfirst Life and Annuity and a Fund terminate, the Variable Account will not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate Account Values or premium payments to Subaccounts investing in portfolios of that Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement between the Fund and Provfirst Life and Annuity has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to Provfirst Life and Annuity, Provfirst Life and Annuity will not be able to honor requests of Owners to allocate their Account Values or premium payments to Subaccounts investing in shares of that Fund or portfolio.

     Certain Subaccounts invest in portfolios that have similar investment objectives and/or policies; therefore before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this prospectus.

THE MARKET STREET FUND, INC.

     The Growth, Money Market, Bond, Managed, Aggressive Growth, International All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Subaccounts invest in shares of the Market Street Fund, Inc. The Fund currently issues six "series" or classes of shares, each of which represents an interest in a separate Portfolio within the Fund: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Portfolios. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount.

     The investment objectives of the Portfolios are set forth below.

     The Growth Portfolio. This Portfolio seeks intermediate and long-term growth of capital by investing in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long-term. Current income is a secondary consideration.

     The Money Market Portfolio. The Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments.

     The Bond Portfolio. The Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

     The Managed Portfolio. The Managed Portfolio seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

     The Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

     The International Portfolio. The International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.

     All Pro Large Cap Growth Portfolio seeks to achieve long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies among the 750 largest by market capitalization at the time of purchase, which the Advisers believe show potential for growth in future earnings.

     All Pro Small Cap Growth Portfolio seeks to achieve long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies that rank between 751 and 1,750 in size measured by market capitalization at the time of purchase, which the Advisers believe show potential for growth in future earnings.

     All Pro Large Cap Value Portfolio seeks to provide long-term capital appreciation. The Portfolio attempts to achieve this objective by investing primarily in undervalued common stock and other equity securities of companies among the 750 largest by market capitalizations at the time of purchase that the Advisers believe offer above-average potential for growth in future earnings.

     All Pro Small Cap Value Portfolio seeks to provide long-term capital appreciation. The Portfolio pursues this objective by investing primarily in undervalued common stock and other equity securities of companies that rank between 751 and 1,750 in size measured by market capitalization at the time of purchase, which the Advisers believe offer above-average potential for growth in future earnings.

     The Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios are advised by Sentinel Advisors Company; and the International Portfolio is advised by Providentmutual Investment Management Company ("PIMC"). PIMC employs The Boston Company Asset Management, Inc. to provide investment advisory services in connection with the International Portfolio. PIMC serves as investment adviser for the All Pro Portfolios. PIMC uses a "manager of managers" approach for the All

Pro Portfolios under which PIMC allocates each Portfolio's assets among one or more "specialist" investment sub-advisers. As of the date of this prospectus, the assets of the All Pro Small Cap Growth Portfolio are managed in part by Standish, Ayer & Wood and in part by Husic Capital Management, pursuant to separate investment sub-advisory agreements. The assets of the All Pro Large Cap Growth Portfolio are managed in part by Cohen, Klingenstein & Marks, Inc.; in part by Geewax, Terker & Co.; and in part by Oak Associates, Ltd.; pursuant to separate investment sub-advisory agreements. The assets of the All Pro Small Cap Value Portfolio are managed in part by 1838 Investment Advisors and in part by Denver Investment Advisors, pursuant to an investment sub-advisory agreement. The assets of the All Pro Large Cap Value Portfolio are managed in part by Equinox Capital Management, Inc.; in part by Harris Associates, Inc.; and in part by Mellon Equity Associates, pursuant to separate investment sub-advisory agreements. Each of these advisers is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

VARIABLE INSURANCE PRODUCTS AND VARIABLE INSURANCE PRODUCTS FUND II

     The Fidelity High Income Subaccount, the Fidelity Equity-Income Subaccount and the Fidelity Growth Subaccount invest in shares of their corresponding portfolios of the Variable Insurance Products Fund ("VIP Fund"); the Fidelity Asset Manager Subaccount, Fidelity Contrafund Subaccount and the Fidelity Index 500 Subaccount invest in shares of their corresponding portfolios of the Variable Insurance Products Fund II ("VIP II Fund"). The VIP Fund and the VIP II Fund each offer insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies. The VIP Fund issues a number of "series" or classes of shares, each of which represents an interest in a separate portfolio within the VIP Fund or a VIP II Fund. Three of the VIP Fund series are available for investment under the Contracts: VIP High Income Portfolio; VIP Equity-Income Portfolio; and VIP Growth Portfolio. Three of the VIP II Fund Series are available for investment under the Contracts: VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio and VIP II Index 500 Portfolio.

     The investment objectives of the pertinent Portfolios of the Funds are set forth below.

     VIP High Income Portfolio. This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital.

     VIP Equity-Income Portfolio. This Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index.

     VIP Growth Portfolio. This Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     VIP II Asset Manager Portfolio. This Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

     VIP II Contrafund Portfolio. This Portfolio seeks capital appreciation by investing in securities of companies where value is not fully recognized by the public.

     VIP II Index 500 Portfolio. This Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of a broad range common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard and Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low. The Portfolio is designed as a long-term investment option.

     The Portfolios of the VIP Fund and VIP II Fund are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Asset Manager Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity

Management & Research (Far East) Inc. ("FMR Far East"), pursuant to which these entities provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe while FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.

     Each Portfolio utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.

     Each Portfolio also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.

SCUDDER VARIABLE LIFE INVESTMENT FUND

     The Scudder Bond Subaccount, the Scudder Growth and Income Subaccount and the Scudder International Subaccount invest in shares of their corresponding portfolios of the Scudder Variable Life Investment Fund ("Scudder Fund"). The Scudder Fund is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies. Therefore, shares of the Scudder Fund are sold only to insurance company separate accounts including the Provfirst Life and Annuity Variable Annuity Separate Account.

     The Scudder Fund currently consists of seven Portfolios. Only the Bond Portfolio, Growth and Income Portfolio and International Portfolio are available under the variable annuity Contracts offered by Provfirst Life and Annuity. Their investment objectives are as follows:

     Bond Portfolio. This Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of securities. It primarily invests in U.S. Government, corporate, and other notes and bonds.

     Growth and Income Portfolio. This Portfolio seeks long-term growth of capital, current income and growth of income. It primarily invests in common stocks, preferred stocks and securities convertible into common stocks.

     International Portfolio. This Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies, wherever organized, which do business primarily outside the United States.

     Scudder Kemper Investments, Inc., an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, manages daily investments and business affairs of the Scudder Fund, subject to policies established by the Trustees of the Scudder Fund.

OCC ACCUMULATION TRUST

     The OCC Equity Subaccount, the OCC Small Cap Subaccount and the OCC Managed Subaccount invest only in shares of their corresponding portfolios of the OCC Accumulation Trust ("OCC Trust"). Shares of the OCC Trust are sold only to separate accounts of life insurance companies established to fund variable annuity contracts.

     The OCC Trust currently has seven Portfolios, three of which are available for investment under the Contracts. The investment objectives of the Portfolios available with the variable annuity Contracts issued by Provfirst Life and Annuity are described below.

     Equity Portfolio. Long term capital appreciation through investment in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing.

     Small Cap Portfolio. Capital appreciation through investment in a diversified portfolio of primarily equity securities of companies with market capitalizations of under $1 billion.

     Managed Portfolio. Growth of capital over time through investment in a portfolio consisting of common stocks, bonds, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of relative investment values.

     The OCC Trust receives investment advice with respect to each of its Portfolios from OpCap Advisors, a subsidiary of Oppenheimer Capital which is a subsidiary of PIMCO Advisors L.P. and which is registered as an investment adviser under the Investment Advisers Act of 1940.

DREYFUS VARIABLE INVESTMENT FUND AND DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Growth and Income Subaccount and the Dreyfus Zero Coupon 2000 Subaccount invest in shares of their corresponding portfolios of the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Subaccount invests in shares of The Dreyfus Socially Responsible Growth Fund, Inc. (collectively, the "Dreyfus Funds"). The Dreyfus Funds are intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.

     The Dreyfus Funds investment objectives are as follows:

     Growth and Income Portfolio. This Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity and debt securities and money market instruments of domestic and foreign issuers.

     Zero Coupon 2000 Portfolio. The Zero Coupon 2000 Portfolio's goal is to provide as high an investment return as is consistent with the preservation of capital. This Portfolio invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations. This Portfolio will consist primarily of portfolio securities which will mature on or about December 31, 2000.

     Socially Responsible Portfolio. This Portfolio seeks to provide capital growth primarily through equity investments in companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the quality of life in America, current income is a secondary goal.

     The Dreyfus Corporation ("Dreyfus") serves as investment adviser to the Dreyfus Fund. Dreyfus supervises and assists in the overall management of each Dreyfus Funds' affairs, subject to the overall authority of the Fund Boards. NCM Capital Management Group, Inc., serves as sub-investment adviser of The Dreyfus Socially Responsible Growth Fund, Inc. and provides day-to-day management of the Fund's portfolio.

FEDERATED INSURANCE SERIES

     The Federated Fund for U.S. Government Securities II Subaccount and the Federated Utility Fund II Subaccount invest in shares of their corresponding portfolios of the Federated Insurance Series. The Federated Insurance Series is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.

     The Federated Insurance Series currently consists of two Portfolios. Only the Fund for U.S. Government Securities II Portfolio and Utility Fund II Portfolio are available with the Variable Annuity Contract offered by Provfirst Life and Annuity. Their investment objectives are as follows:

     Fund for U.S. Government Securities II Portfolio. This Portfolio seeks to provide current income. It invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities.

     Utility Fund II Portfolio. This Portfolio seeks to achieve high current income and moderate capital appreciation. It invests primarily in equity and debt securities of utility companies.

VAN ECK WORLDWIDE INSURANCE TRUST

     The Van Eck Worldwide Bond, the Van Eck Worldwide Hard Assets, the Van Eck Worldwide Emerging Markets and the Van Eck Worldwide Real Estate Subaccounts of the Variable Account invest in shares of the Van Eck Worldwide Bond, the Van Eck Worldwide Hard Assets, the Van Eck Worldwide Emerging Markets, Van Eck Worldwide Real Estate Portfolio, respectively, of the Van Eck Worldwide Insurance Trust ("Van Eck Trust"). Shares of the Van Eck Worldwide Bond Portfolio, the Worldwide Hard Assets Portfolio, and the Worldwide Emerging Markets Portfolio, Van Eck Worldwide Real Estate Portfolio are purchased and redeemed by the Variable Account at net asset value without a sales charge. The Variable Account purchases shares of the Portfolio from Van Eck Trust in accordance with a participation agreement between the Van Eck Trust and Provfirst Life and Annuity. The termination provisions of this participation agreement are described below.

     The investment objectives of the Portfolios of Van Eck Trust are set forth below. The investment experience of each Subaccount depends upon the investment performance of its corresponding Portfolio. There is no assurance that these Portfolios will achieve their stated objectives.

     Van Eck Worldwide Hard Assets Portfolio seeks long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard Assets Securities include equity securities of Hard Asset Companies and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. Hard Asset Companies include companies that are directly or indirectly engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together, Hard Assets): (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons,
(iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities. Income is a secondary consideration.

     Van Eck Worldwide Bond Portfolio seeks high total return through a flexible policy of investing globally, primarily in debt securities. Total return is comprised of current income and capital appreciation. The Portfolio attempts to achieve its investment objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return.

     Van Eck Worldwide Emerging Markets Portfolio seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

     Van Eck Worldwide Real Estate Portfolio seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

     The investment adviser for the Van Eck Worldwide Bond, the Van Eck Worldwide Hard Assets and Worldwide Real Estate Portfolios is Van Eck Associates Corporation ("Van Eck Associates"). The investment adviser for the Van Eck Worldwide Emerging Markets Portfolio is Van Eck Global Asset Management (Asia) Limited, a wholly-owned investment adviser subsidiary of Van Eck Associates.

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

     More detailed information concerning the investment objectives, policies and restrictions pertaining to the Funds and the expenses, investment advisory services and charges and the risks attendant to investing in the Portfolios and other aspects of their operations can be found in the current Prospectus for each Fund which accompany this prospectus and the current Statement of Additional Information for each Fund. The Fund prospectuses should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Subaccounts.

     You should note that, except for the Portfolios of the Market Street Fund and the Bond Portfolio of the Scudder Fund, not all of the Portfolios described in the Prospectuses for the Funds are available with the Contract. Moreover, Provfirst Life and Annuity cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the unlikely event that a Fund is not available, Provfirst Life and Annuity will do everything reasonably practicable to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

RESOLVING MATERIAL CONFLICTS

     The MS Fund, VIP Fund, VIP II Fund, Scudder Fund, Occ Trust, Dreyfus Funds and Van Eck Trust are now, or may be in the future, used as investment vehicles for variable life insurance policies and variable annuity contracts issued by Provfirst Life and Annuity or Provfirst Life, as well as registered separate accounts of other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell Shares to retirement plans qualifying under Section 401 of the Code ("Retirement Plans"). As a result, there is a possibility that a material conflict may arise between the interests of Owners of Contracts, generally, or certain classes of Owners, and such Retirement Plans or participants in such Retirement Plans.

     Provfirst Life and Annuity currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than Provfirst Life and Annuity contracts or to Retirement Plans. However, there is a possibility that a material conflict may arise between Owners whose policy values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, Provfirst Life and Annuity will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

     A full description of the Portfolios of the Funds, their investment objectives and policies, their risks, expenses, and all other aspects of their operation is contained in the accompanying Prospectuses for the Funds, which should be read carefully together with this Prospectus before investing.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     Provfirst Life and Annuity reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if in Provfirst Life and Annuity's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, Provfirst Life and Annuity may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. Provfirst Life and Annuity will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     Provfirst Life and Annuity also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, Provfirst Life and Annuity may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by Provfirst Life and Annuity.

     If any of these substitutions or charges are made, Provfirst Life and Annuity may by appropriate endorsement change the Contract to reflect the substitution or change. If Provfirst Life and Annuity deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Provfirst Life and Annuity separate accounts.

                        DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT

     In order to purchase a Contract, application must be made to Provfirst Life and Annuity through a licensed representative of Provfirst Life and Annuity, who is also a registered representative of 1717 Capital Management Company ("1717") or a broker-dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such broker/dealer. Contracts may be sold to or in connection with retirement plans which to not qualify for special tax treatment (Non-Qualified Plans) as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code (Qualified Plans).

PREMIUMS

     The minimum initial premium which Provfirst Life and Annuity will normally accept is $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, Owner may commit to paying $100 per month during the first contract year. Subsequent premium payments may be paid under the Contract at any time during the Annuitant's lifetime and before the Maturity Date and must be for at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

     At the time of application, a Planned Periodic Premium schedule may be selected based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner will receive a premium reminder notice at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the Automatic Payment Plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

FREE-LOOK PERIOD

     The Contract provides for an initial "free-look" period. The Owner has the right to return the Contract within 10 days after such Owner receives the Contract. When Provfirst Life and Annuity receives the returned Contract at its Service Center, it will be canceled and, in most states, Provfirst Life and Annuity will refund to the Owner an amount equal to the sum of: (a) the difference between the premiums paid, including any contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (b) the Variable Account Value (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account.) In states that require it, Provfirst Life and Annuity will refund the premiums paid.

ALLOCATION OF PREMIUMS

     If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial premium, the initial Net Premium (premium less deduction of any required premium tax) will be allocated among the Subaccounts and the Guaranteed

Account (as designated by the Owner in the application) within two business days of receipt of such premium by Provfirst Life and Annuity at its Service Center. If the application is not properly completed, Provfirst Life and Annuity will retain the premium for up to five business days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, Provfirst Life and Annuity will inform the applicant of the reason for the delay and the initial premium will be returned immediately, unless the applicant specifically consents to Provfirst Life and Annuity retaining the premium until the application is complete. Once the application is complete, the initial Net Premium will be allocated within two business days.

     In states where the Owner, as described above, is guaranteed a refund of premiums paid for cancellation during the Free-look period, the portion of the initial Net Premium which is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of such 15-day period, the amount in the Money Market Subaccount will be allocated to the chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premiums will be allocated at the end of the Valuation Period in which the subsequent premium is received by Provfirst Life and Annuity in the same manner, unless the allocation percentages are changed. Premiums will be allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     The values of the Subaccounts of the Variable Account will vary with the investment experience of the Subaccounts, and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule for premiums in light of market conditions and the Owner's overall financial objectives.

VARIABLE ACCOUNT VALUE

     The Variable Account Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any premiums paid, any withdrawals, any surrenders, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Account Value, and, because a Contract's Variable Account Value on any future date depends upon a number of variables, it cannot be predetermined.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Date. The value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Unit Value on the relevant Valuation Date by the number of Subaccount units allocated to the Contract.

     Determination of Number of Units. Any amounts allocated to the Subaccounts will be converted into units of the Subaccount. The number of units to be credited to the Contract is determined by dividing the dollar amount being allocated to the Subaccount by the Unit Value for that Subaccount at the end of the Valuation Period during which the amount was allocated. The number of units in any Subaccount will be increased at the end of the Valuation Period by any premiums allocated to the Subaccount during the current Valuation Period and by any transfers to the Subaccount from another Subaccount or from the Guaranteed Account during the current Valuation Period. The number of units in any Subaccount will be decreased at the end of the Valuation Period by any amounts transferred from the Subaccount to another Subaccount or the Guaranteed Account during the current Valuation Period and any surrender charge upon a withdrawal or surrender and the Annual Administration Fee assessed in connection with the Contract during the current Valuation Period.

     Determination of Unit Value. The Unit Value for each Subaccount's first Valuation Period is set at $500. The Unit Value for a Subaccount is calculated for each subsequent Valuation Period by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being determined.

     Net Investment Factor. The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own Net

Investment Factor, which may be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

          (a) is the net result of:

             1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

             2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

             3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

             4. any amount charged for taxes or any amount set aside during the
                Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

             5. the amount charged for mortality and expense risk for that
                Valuation Period; minus

             6. the amount charged for administration for that Valuation Period;
                and

          (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

     Before the Maturity Date, an Owner may transfer all or a part of an amount in the Subaccount(s) to another Subaccount(s) or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to the Subaccount(s), subject to these general restrictions and the additional restrictions below. The minimum transfer amount must be the lesser of $500 or the entire amount in that Subaccount or the Guaranteed Account. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 will be treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.

     The transfer will be made on the day Written Notice requesting such transfer is received by Provfirst Life and Annuity. There is no limit on the number of transfers which can be made between Subaccounts or to the Guaranteed Account. However, only one transfer may be made from the Guaranteed Account each Contract Year (See "Transfers from Guaranteed Account"). The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each written request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The processing fee will be deducted from the amount being transferred.

     Telephone Transfers. Transfers will be made based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization is provided to Provfirst Life and Annuity. Provfirst Life and Annuity reserves the right to suspend telephone transfer privileges at any time, for any class of Contracts, for any reason.

     Provfirst Life and Annuity will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. Provfirst Life and Annuity, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures Provfirst Life and Annuity will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape-recording of the instructions given by telephone.

     Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature which, if elected, authorizes periodic transfers of Variable Account Values among the Subaccounts in order to achieve a particular percentage allocation of Variable Account Values among such Subaccounts. Such percentage allocations must be in whole numbers and must allocate amounts only among the Subaccounts. No amounts will be transferred to the Guaranteed Account as a part of Automatic Asset Rebalancing. The percentage allocation of your Contract Account Value for rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions that you give us that differ from your then current allocation instructions will be treated as a request to change such allocation instructions.

     Once elected Automatic Asset Rebalancing begins on the first quarterly or annual anniversary following election. You may change or terminate Automatic Asset Rebalancing by written instruction to Provfirst Life and Annuity, or by telephone if you have previously authorized us to take telephone instructions. Provfirst Life and Annuity reserves the right to suspend Automatic Asset Rebalancing at any time for any class of contracts for any reason upon written notice to you.

     Advance Orders of Transfers. Owners may elect to request transfers of amounts in a Subaccount (other than the Money Market Subaccount) out of that Subaccount to the Money Market Subaccount in advance of the time that they want the transfers executed. To make this election, Owners must submit a written Advance Order to the Service Center specifying a percentage amount by which they want their Variable Account Value in a specific Subaccount to increase (or decrease) above (below) the value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. Provfirst Life and Annuity will measure the percentage change in such Variable Account Value by reference to the Net Investment Factor for the specified Subaccount and execute the transfer when the unit value for that Subaccount increases or decreases by at least the percentage specified by the Owner, as measured using the unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center.

     Once received at the Service Center, an Advance Order remains in effect until executed, cancelled, or superseded by subsequent Advance Order for a transfer out of the same Subaccount. Provfirst Life and Annuity does not currently asses a charge for Advance Orders, but reserves the right to charge for this service. In addition, Provfirst Life and Annuity may terminate the Advance Order privilege or change its terms at any time by providing written notice to Owners at least 15 days in advance of such termination or modification.

DOLLAR COST AVERAGING

     Dollar Cost Averaging is a program which, if elected, enables the Owner of a Contract to systematically and automatically transfer, on a monthly basis, specified dollar amounts from the Designated Subaccount to the Contract's other Subaccounts. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. Provfirst Life and Annuity, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

     Dollar Cost Averaging may be elected for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to the Designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the Designated Subaccount each month. The amount required to be allocated to the Designated Subaccount can be made an initial or subsequent investment or by transferring amounts into the Designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")

     Election into this program may occur at the time of application by completing the authorization on the application or at any time after the Contract is issued by properly completing the election form and returning it to the Company by the beginning of the month and ensuring that the required minimum amount is in the Money Market Subaccount, Dollar Cost Averaging transfers may not commence until the later of (a) 30 days after the Contract Date and (b) five days after the end of the free look period.

     Once elected, transfers from the Money Market Subaccount will be processed monthly until the number of designated transfers have been completed, or the value of the Money Market Subaccount is completely depleted, or the Owner instructs Provfirst Life and Annuity in writing to cancel the monthly transfers.

     Transfers made under the Dollar Cost Averaging program will not count toward the twelve transfers permitted each Contract Year without imposing the Transfer Charge. Provfirst Life and Annuity reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.

WITHDRAWALS AND SURRENDER

     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, an Owner may withdraw part of the Cash Surrender Value. The minimum amount which may be withdrawn is $500; the maximum amount is that which would leave a cash surrender value of not less than $2,000. A withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 will be treated as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. Provfirst Life and Annuity will withdraw the amount requested from the Contract Account Value on the day Written Notice for the withdrawal is received at its Service Center. Any applicable Surrender Charge will be deducted from the remaining Contract Account Value. (See "Surrender Charge.")

     The Owner may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If the Owner does not so specify or the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal will be made from each Subaccount and the Guaranteed Account based on the proportion that the value is such account bears to the Contract Account Value immediately prior to the withdrawal.

     A withdrawal may have adverse Federal income tax consequences. (See "Taxation of Annuities.")

     Systematic Withdrawals. The Systematic Withdrawal Plan enables the Owner of a Contract to pre-authorize a periodic exercise of the withdrawal right described in the Contract. The Owner may elect the plan at the time of application by completing the authorization on the application form and making a minimum initial premium payment of $15,000 or by properly completing the election form after a Contract is issued if it has a Contract Account Value of $15,000. Certain Federal income tax consequences may apply to systematic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before requesting any Systematic Withdrawal Plan.

     Contract Owners entering into the plan instruct Provfirst Life and Annuity to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Distributions will begin on the monthly or quarterly anniversary following the receipt of the request. The minimum distribution requested must be for at least $100 monthly or at least $300 quarterly. The maximum amount which can be withdrawn under the plan each year is 10% of the Contract Account Value as of the beginning of the Contract Year in which the plan is elected or 10% of the initial premium paid if elected at the time of application. Provfirst Life and Annuity will notify the Owner if the total amount to be withdrawn in a subsequent Contract Year will exceed 10% of the Contract Account Value as of the beginning of such Contract Year. Unless the Owner instructs Provfirst Life and Annuity to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, Provfirst Life and Annuity will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, Provfirst Life and Annuity will deduct the applicable Surrender Charge from the remaining payments made during that Contract Year. (See "Surrender Charge.")

     Provfirst Life and Annuity will pay the Owner the amount requested each month or quarter and cancel units equal to the amount withdrawn from the Subaccounts and the Guaranteed Account based on the proportion that the value in such Subaccount or Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal. In the event that the amount to be withdrawn exceeds the

Subaccount's Value, Provfirst Life and Annuity will process the withdrawal for the amount available and will contact the Owner for further instructions.

     Each payment under the Systematic Withdrawal Plan of less than 10% of the Contract Account Value as of the beginning of such Contact Year is not subject to a Surrender Charge. However, notwithstanding the rules ordinarily governing the imposition of a Surrender Charge (See "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

     Systematic withdrawals may be discontinued by the Owner at any time upon written request to Provfirst Life and Annuity. Provfirst Life and Annuity reserves the right to discontinue offering systematic withdrawals upon 30 days' written notice to Owners.

     Charitable Remainder Trust Rider. Contract Owner may elect a Charitable Remainder Trust Rider, which combines an extended Maturity Date to the contract anniversary nearest the Annuitant's age 100, unless a lump sum payment of Cash Surrender Value is elected, with a replacement of the surrender charge/withdrawal provision for contracts issued in a Charitable Remainder Trust. A Charitable Remainder Trust allows for income to be distributed and for the payment of trustee fees and charges. The rider would only apply the appropriate surrender charge to withdrawals or surrenders during a contract year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the contract year; or (2) any amounts in excess of the total premiums paid. There will be no limit on the number of withdrawals occurring in any contract year.

     Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, the Owner may request a surrender of the Contract for its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge). The proceeds paid to the Contract Owner will equal the amount of the surrender less the Surrender Charge and any withholding or premium taxes. (See "Surrender Charge.") The Cash Surrender Value will be determined on the date Written Notice of Surrender and the Contract are received at Provfirst Life and Annuity's Service Center. The Cash Surrender Value will be paid in a lump sum unless the Owner requests payment under a Payment Option. A surrender may have adverse Federal income tax consequences. (See "Taxation of Annuities.")

     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Internal Revenue Code 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     Contract Termination. Provfirst Life and Annuity may end this Contract and pay the Cash Surrender Value to the Owner if, before the Maturity Date, all of these events simultaneously exist;

     1. no premiums have been paid for at least two years;

     2. the Contract Account Value is less than $2,000; and

     3. the total premiums paid, less any partial withdrawals, is less than $2,000.

     Provfirst Life and Annuity will mail the Owner a notice of its intention to end the Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless Provfirst Life and Annuity receives an additional premium payment before the termination date specified in the notice. This additional premium payment must be for at least the required minimum amount. (Termination of the Contract under this provision is not permitted in New Jersey.)

DEATH BENEFIT BEFORE MATURITY DATE

     Step Up Rider. Contract Owner may elect the Step-up Rider, which provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year contract anniversary and is reset every six years to the Contract Account Value on the next six year contract anniversary, if greater. This reset continues until the six year contract anniversary on or before the annuitant's 85th birthday. Premiums paid between the six year contract anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date Provfirst Life and Annuity receives due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

     Rising Floor Rider. Contract Owner may elect the Rising Floor Rider, which provides a guaranteed minimum death benefit equal to the sum of premiums paid less reductions for withdrawals accumulating at 4 1/2% interest until the contract anniversary prior to the annuitant's 75th birthday. Thereafter, premiums are added and reductions for withdrawals are deducted for the guaranteed death benefit. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value.

     Death of Annuitant. If the Annuitant dies before the Maturity Date, Provfirst Life and Annuity will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of: the premiums paid, less any withdrawals (including applicable surrender charges); or the Contract Account Value on the date Provfirst Life and Annuity receives due proof of Annuitant's death. After the end of the sixth Contract Year, the death benefit is equal to the greatest of:

          1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

          2. the Contract Account Value on the date Provfirst Life and Annuity receives due proof of the Annuitant's death; or

          3. the premiums paid, less any withdrawals (including applicable Surrender Charges).

There is no death benefit payable if the Annuitant dies after the Maturity Date. The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, Federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of such Owner's death.

     These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that such distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint owners, the surviving joint owner will be the designated Beneficiary. Joint owners must be husband and wife as of the Contract Date.

     If the Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE

     The Maturity Date is selected by the Owner, subject to Provfirst Life and Annuity's approval and state law.

     On the Maturity Date, the proceeds will be applied under the Life Annuity with Ten Year Certain Payment Option, unless the Owner chooses to have the proceeds paid under another Payment Option or in a lump sum. If a Payment Option is elected, the amount which will be applied is the Contract Account Value; if a lump sum payment is chosen, the amount paid will be the Cash Surrender Value on the Maturity Date.

     The Maturity Date may be changed subject to these limitations: the Owner's Written Notice must be received at the Service Center at least 30 days before the current Maturity Date; the requested Maturity Date must be a date that is at least 30 days after receipt of the Written Notice; and the requested Maturity Date must be not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

PAYMENTS

     Any withdrawal, Cash Surrender Value, or death benefit will usually be paid within seven days of receipt of written request or receipt and filing of due proof of death. However, payments may be postponed if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     2. the SEC permits by an order the postponement for the protection of policyowners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

     If a recent check or draft has been submitted, Provfirst Life and Annuity has the right to defer payment until such check or draft has been honored.

     Provfirst Life and Annuity has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Written Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular state.

MODIFICATION

     Upon notice to the Owner, Provfirst Life and Annuity may modify the Contract, but only if such modification:

     1. is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which Provfirst Life and Annuity is subject; or

     2. is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other Federal or state laws relating to retirement annuities or variable annuity contracts; or

     3. is necessary to reflect a change in the operation of the Variable Account; or

     4. provides additional Variable Account and/or fixed accumulation options.

     In the event of any such modifications, Provfirst Life and Annuity will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

     At least quarterly, Provfirst Life and Annuity will mail to each Contract Owner, at such Owner's last known address of record, a report containing the Contract Account Value and Cash Surrender Value of the Contract and any further information required by and applicable law or regulation. The information will be as of a date not more than two months prior to the date of mailing.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to Provfirst Life and Annuity at its Service Center, 300 Continental Drive, Newark, Delaware 19713.

                             THE GUARANTEED ACCOUNT

     An Owner may allocate some or all of the Net Premiums and transfer some or all of the Contract Account Value to the Guaranteed Account, which is part of Provfirst Life and Annuity's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 3%). The principal, after deductions, is also guaranteed. Provfirst Life and Annuity's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor Provfirst Life and Annuity's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither Provfirst Life and Annuity's General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this Prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of Provfirst Life and Annuity's General Account, Provfirst Life and Annuity assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to Provfirst Life and Annuity's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. Provfirst Life and Annuity intends to credit the Guaranteed Account Value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since Provfirst Life and Annuity, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account Value will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, Provfirst Life and Annuity will determine a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 3% per year will be determined in the sole discretion of Provfirst Life and Annuity. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Amounts deducted from the Guaranteed Account for the administration fee, withdrawals, transfers to the Subaccounts, or other charges are currently, for the purpose of crediting interest, accounted for on a last in, first out ("LIFO") method.

     Provfirst Life and Annuity reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

     Calculation of Guaranteed Account Value. The Guaranteed Account Value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred, or withdrawn from it.

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days prior to or following any contract Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500 in which case the entire amount will be transferred. If the written request for such transfer is received prior to the Contract Anniversary, the transfer will be made as of the Contract Anniversary; if the written request is received after the Contract Anniversary, the transfer will be made as of the date Provfirst Life and Annuity receives the written request at its Service Center.

PAYMENT DEFERRAL

     Provfirst Life and Annuity has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of the Written Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. No charge for sales expense is deducted from premiums at the time premiums are paid. However, within certain time limits described below, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by Provfirst Life and Annuity; conversely, if the amount of such charges proves more than enough, the excess will be retained by Provfirst Life and Annuity. Provfirst Life and Annuity does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Provfirst Life and Annuity's general assets.

     Charges for Withdrawals or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

CONTRACT YEAR IN WHICH  CHARGES AS PERCENTAGE OF
    WITHDRAWAL OR                AMOUNT
   SURRENDER OCCURS     WITHDRAWN OR SURRENDERED
----------------------  ------------------------
          1                        6%
          2                        5
          3                        4
          4                        3
          5                        2
          6                        1
     7 and after                   0

     No Surrender Charge is deducted if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total gross premiums paid under that contract.

     If the Contract is being surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Cash Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

     Amounts Not Subject to Surrender Charge. Subject to certain restrictions, up to 10% of the Contract Account Value as of the beginning of a Contract Year may be withdrawn or surrendered in that Contract Year without a Surrender Charge. Specifically, after the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of such Contract Year. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge.

     After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during such Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year. If a surrender is made during a Contract Year in which one or more withdrawals have been made, the Contract Owner may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during such Contract Year without imposition of the Surrender Charge. In the event that a surrender is made in excess of the amount which may be surrendered free of charge, only the excess amount will be subject to the Surrender Charge.

ADMINISTRATIVE CHARGES

     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of the Contract or on the Maturity Date (other than on a Contract Anniversary), Provfirst Life and Annuity deducts from the Contract Account Value an Annual Administration Fee of $30 to reimburse it for administrative expenses relating to the Contract. The charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each such account bears to the total Contract Account Value. (In some states such as Washington and South Carolina, the charge can only be deducted from the Guaranteed Account to the extent of premiums allocated to such account during the Contract Year plus the amount of interest in excess of the guaranteed minimum which is credited to the account for the Contract Year. The portion of the charge which is allocable to the Guaranteed Account but cannot be deducted from such account due to this limitation will be deducted proportionally from the Subaccounts.). No Annual Administration Fee is payable during the annuity period.

     Asset-Based Administration Charge. To compensate Provfirst Life and Annuity for costs associated with administration of the Contracts, prior to the Maturity Date Provfirst Life and Annuity deducts a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of .15%.

     The Contracts are administered by Provfirst Life pursuant to a Service Agreement between Provfirst Life and Annuity and Provfirst Life. Under the agreement, Provfirst Life also maintains records of transactions relating to the Contracts and provides other services.

TRANSFER PROCESSING FEE

     The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Written Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The processing fee will be deducted from the amount being transferred. Provfirst Life and Annuity does not expect a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

     To compensate Provfirst Life and Annuity for assuming mortality and expense risks, prior to the Maturity Date Provfirst Life and Annuity deducts a daily Mortality and Expense Risk Charge from the assets of the Variable Account. Provfirst Life and Annuity will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

     The mortality risk Provfirst Life and Annuity assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk Provfirst Life and Annuity assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk Provfirst Life and Annuity assumes is the risk that the surrender charges, administration fees, and transfer fees may be insufficient to cover actual future expenses. In the event that there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the Contracts.

OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES OF THE FUNDS

     Because the Variable Account purchases shares of the Funds, the net assets of each Subaccount of the Variable Account will reflect the investment advisory fees and operating expense incurred by the Funds. For each Portfolio, an investment advisor is paid a daily fee by the Funds for its investment advisory services. Each advisory fee is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the Portfolio and the assets of such Portfolio. Each Portfolio of the Funds is also responsible for its operating expenses. See the accompanying current Prospectuses for the Funds for further details.

PREMIUM TAXES

     Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.

     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Contract proceeds upon (i) a withdrawal from or surrender of the Contract or (ii) application of the proceeds to a Payment Option.

OTHER TAXES

     Currently, no charge will be made against the Variable Account for Federal income taxes. Provfirst Life and Annuity may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to Provfirst Life and Annuity. Charges for other taxes attributable to the Variable Account, if any, may also be made.

                                PAYMENT OPTIONS

     The Contract ends on the Maturity Date, at which time the Contract Account Value will be applied under a Payment Option, unless the Owner elects to receive the Cash Surrender Value in a single sum. If an election of a Payment Option has not been filed at Provfirst Life and Annuity's Service Center on the Maturity Date, the proceeds will be paid as a life annuity with payments for ten years guaranteed. Prior to the Maturity Date, the Owner can have the Cash Surrender Value applied under a Payment Option, or a Beneficiary can have the death benefit applied under a Payment Option. Any premium tax applicable will be deducted from the Cash Surrender Value or the Contract Account Value at the time payments commence. The Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued.

     The Payment Options available are described below. The term "Payee" means a person who is entitled to receive payment under that option. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF OPTIONS

     An option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires the consent of Provfirst Life and Annuity. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

     An election of option and any revocation or change must be made by Written Notice. It must be filed with the Service Center.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of such period.

DESCRIPTION OF OPTIONS

     Option A -- Life Annuity Option. To have the proceeds paid in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. To have the proceeds paid in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of such present value shall be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment will be determined from the Tables in the Contract which apply to the particular option using the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age, only. Age will be determined from the nearest birthday at the due date of the first payment.

     Alternate Income Option. In lieu of one of the above options, the Contract Account Value, Cash Surrender Value or death benefit, as applicable, may be settled under an Alternate Income Option based on Provfirst Life and Annuity's single premium immediate annuity rates in effect at the time of settlement. Such rates will be adjusted to a due basis. The first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receiving one additional payment. The income will be increased by 4%. In no case will the income be less than that which would be payable if the amount were used to purchase a single premium immediate annuity adjusted to a due basis.

                            YIELDS AND TOTAL RETURNS

     From time to time, Provfirst Life and Annuity may advertise or include in sales literature historic performance data for the Variable Accounts, including yields, effective yields, standard annual total returns and nonstandard measures of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance in part reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender Charge. In addition, Provfirst Life and Annuity may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Subaccounts.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Provfirst Life and Annuity may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon Provfirst Life and Annuity's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on Provfirst Life and Annuity's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirement that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     Diversification Requirements. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While Provfirst Life and Annuity believes that the Contracts do not give Owners investment control over Variable Account assets, Provfirst Life and Annuity reserves the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

THE TREATMENT OF ANNUITIES

     In General. Provfirst Life and Annuity believes that if you are a natural person you will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value, and, in the case of a Qualified Contract, any portion of an interest in the qualified plan, generally is treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax. Other penalties may apply to Qualified Contracts.

     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(b) if distributed under a Payment Option, they are taxed in the same way as annuity payments.

     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to Owners that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.

     Multiple Contracts. All annuity contracts that are issued by Provfirst Life and Annuity (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, Beneficiaries and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but Provfirst Life and Annuity is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless Provfirst Life and Annuity consents.

     Distributions. Annuity payments are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the contract can be zero.

     Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. Provfirst Life and Annuity will endorse the Contract as necessary to conform it to the requirements of such plan.

     Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.

     Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may, provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security ) tax.

     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

WITHHOLDING

     Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as minimum distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Provfirst Life and Annuity's understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS

     The Contracts will be offered to the public on a continuous basis, and Provfirst Life and Annuity does not anticipate discontinuing the offering of the Contracts. However, Provfirst Life and Annuity reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Provfirst Life and Annuity's variable annuity contracts and who are also registered representatives of 1717 Capital Management Company ("1717") or broker/dealers. 1717 is a wholly owned indirect subsidiary of Provident Mutual Life Insurance Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     1717 acts as the Principal Underwriter, as defined in the Investment Company Act of 1940, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between Provfirst Life and Annuity and 1717. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity contracts. 1717 has entered into a Selling Agreement with Sentinel Financial Services Company (SFSC), a registered broker-dealer affiliated with 1717. Under the terms of the Selling Agreement, SFSC will be national distributor of the Contracts. Registered Representatives of SFSC will solicit applications and SFSC will also enter into selling agreements with other broker-dealers with respect to distribution of the Contracts. 1717 and SFSC receive the full commissions on Contracts sold by their registered representatives. Nonaffiliated broker-dealers receive full commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 or SFSC for expenses incurred. The commissions paid are no greater than 6% of premiums.

                            PREPARING FOR YEAR 2000

     Like all financial services providers, Provfirst Life and Annuity and its affiliates utilize systems that may be affected by Year 2000 transition issues and they rely on service providers, including banks, custodians, administrators, and investment managers that also may be affected. Provfirst Life and Annuity and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Provfirst Life and Annuity and its affiliates. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Provfirst Life and Annuity and its affiliates currently anticipate that their systems will be Year 2000 compliant on or about January 1, 1999 but there can be no assurance that Provfirst Life and Annuity and its affiliates will be successful, or that interaction with other service providers will not impair Provfirst Life and Annuity or its affiliates' services at that time.

                               LEGAL PROCEEDINGS

     Provfirst Life and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Provfirst Life believes that at the present time there are not pending or threatened lawsuits that are reasonable likely to have a material adverse impact on the Separate Account or Provfirst Life.

                                 VOTING RIGHTS

     In accordance with its view of present applicable law, Provfirst Life and Annuity will vote the Portfolio shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Provfirst Life and Annuity determines that it is allowed to vote the Portfolio shares in its own right, it may elect to do so.

     The number of votes which are available to an Owner will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying an Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. An Owner holds a voting interest in each Subaccount to which the Variable Account Value is allocated. The Owner only has voting interest prior to the Maturity Date.

     The number of votes of a Portfolio which are available to the Contract Owner will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the relevant meeting of each Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

     Fund shares as to which no timely instructions are received and shares held by Provfirst Life and Annuity in a Subaccount as to which an Owner has no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

                              FINANCIAL STATEMENTS

     The audited statements of financial condition for Provfirst Life and Annuity as of December 31, 1998 and 1997 and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998 as well as the Report of Independent Accountants are contained in the Statement of Additional Information. The audited statements of assets and liabilities for the Variable Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information for the Variable Account.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                                                PAGE
                                                                ----
Additional Contract Provisions..............................     S-2
     The Contract...........................................     S-2
     Incontestability.......................................     S-2
     Misstatement of Age or Sex.............................     S-2
     Non-Participation......................................     S-2
Calculation of Yields and Total Returns.....................     S-2
     Money Market Subaccount Yields.........................     S-2
     Other Subaccount Yields................................     S-3
     Average Annual Total Returns...........................     S-4
     Other Total Returns....................................     S-7
     Effect of the Administration Fee on Performance Data...     S-8
Termination of Participation Agreements.....................     S-8
Safekeeping of Account Assets...............................    S-10
State Regulation............................................    S-10
Records and Reports.........................................    S-10
Legal Matters...............................................    S-10
Experts.....................................................    S-10
Other Information...........................................    S-11
Financial Statements........................................    S-11

                                   APPENDIX A
                              FINANCIAL HIGHLIGHTS

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See "Financial Statements," Page 39, concerning financial statements contained in the Statement of Additional Information. The All Pro and Van Eck Subaccounts are not included because they were not available under the contract prior to May 1, 1998.

     The table below sets forth certain information regarding the Subaccounts as of December 31, 1998.

                                                  UNIT VALUE    NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE
                                                    AS OF      OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF     AS OF
                   SUBACCOUNT                      12/31/98        12/31/98         12/31/97        12/31/97         12/31/96
                   ----------                     ----------   -----------------   ----------   -----------------   ----------
MS Money Market.................................                                      575.95        45,925.41         554.47
MS Growth.......................................                                      950.55        32,051.38         775.34
MS Bond.........................................                                      597.74        10,217.64         553.59
MS Managed......................................                                      781.27        16,899.90         653.55
MS Aggressive Growth............................                                      833.15        11,389.39         697.07
MS International................................                                      704.02        23,495.92         651.04
MS All Pro Large Cap Growth.....................
MS All Pro Small Cap Growth.....................
MS All Pro Large Cap Value......................
MS All Pro Small Cap Value......................
Fidelity High Income............................                                      788.02        21,860.95         679.15
Fidelity Equity Income..........................                                    1,011.99        73,730.38         801.08
Fidelity Growth.................................                                      905.80        67,965.10         743.89
Fidelity Asset Man..............................                                      763.46        37,474.25         641.70
Fidelity Index 500..............................                                    1,088.42        48,054.18         831.78
Fidelity Contrafund.............................                                      879.99        38,683.95         718.85
OCC Equity......................................                                    1,071.54        19,067.19         858.13
OCC Small Cap...................................                                      808.05        22,411.36         670.35
OCC Managed.....................................                                    1,057.94        54,119.40         877.27
Scudder Bond....................................                                      594.92        13,308.44         553.18
Scudder Growth & Inc............................                                      913.35        17,259.20         709.94
Scudder International...........................                                      641.18        16,570.16         596.09
Drey. Zero Coup. 2000...........................                                      580.67        10,024.98         550.29
Dreyfus Growth & Inc............................                                      884.85        19,203.03         772.15
Dreyfus Socially Resp...........................                                      918.99         5,878.19         725.61
Federated Fund for U.S. Gov't. Securities II....                                      582.47         6,129.09         544.01
Federated Utility Fund II.......................                                      789.26         6,448.18         632.04
Van Eck Worldwide Hard Assets...................
Van Eck Worldwide Bond..........................
Van Eck Worldwide Emerging Markets..............
Van Eck Worldwide Real Estate...................

                                                   NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE
                                                  OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF     AS OF
                   SUBACCOUNT                         12/31/96         12/31/95        12/31/95         12/31/94
                   ----------                     -----------------   ----------   -----------------   ----------
MS Money Market.................................      45,000.79         534.58         30,689.17         513.30
MS Growth.......................................      26,301.47         657.63         18,875.42         511.45
MS Bond.........................................       7,672.67         545.35          4,938.33         459.55
MS Managed......................................      13,564.35         592.07          9,803.13         482.84
MS Aggressive Growth............................       9,335.43         584.65          6,154.75         522.44
MS International................................      23,424.42         595.43         17,907.81         528.22
MS All Pro Large Cap Growth.....................
MS All Pro Small Cap Growth.....................
MS All Pro Large Cap Value......................
MS All Pro Small Cap Value......................
Fidelity High Income............................      14,990.01         604.03          7,048.75         507.88
Fidelity Equity Income..........................      61,560.52         710.92         38,336.60         533.64
Fidelity Growth.................................      59,854.74         657.74         34,695.62         492.73
Fidelity Asset Man..............................      32,768.43         567.88         28,966.21         492.38
Fidelity Index 500..............................      27,336.06         686.84         10,498.25         507.68
Fidelity Contrafund.............................      23,454.47         601.00          7,495.00             --
OCC Equity......................................      12,563.72         572.66         11,392.30         515.26
OCC Small Cap...................................      16,021.07         724.69         27,336.42         503.97
OCC Managed.....................................      43,626.63         545.82          6,615.25
Scudder Bond....................................      10,238.78         705.50          7,248.38         468.40
Scudder Growth & Inc............................       6,349.82         589.44            978.99         504.88
Scudder International...........................       9,325.04         526.65          1,170.05             --
Drey. Zero Coup. 2000...........................       8,998.27         544.02          5,157.10         467.73
Dreyfus Growth & Inc............................      16,123.15         648.54          3,543.50             --
Dreyfus Socially Resp...........................       2,403.71         607.04            211.32             --
Federated Fund for U.S. Gov't. Securities II....       3,591.63         529.49            888.69             --
Federated Utility Fund II.......................       4,346.85         574.58          1,076.36             --
Van Eck Worldwide Hard Assets...................
Van Eck Worldwide Bond..........................
Van Eck Worldwide Emerging Markets..............
Van Eck Worldwide Real Estate...................

                                                   NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS
                                                  OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF
                   SUBACCOUNT                         12/31/94         12/31/93        12/31/93
                   ----------                     -----------------   ----------   -----------------
MS Money Market.................................      16,531.43         501.47          4,652.76
MS Growth.......................................      12,476.41         506.46          3,168.61
MS Bond.........................................       3,487.30         493.74          1,656.64
MS Managed......................................       8,582.76         498.70          2,536.72
MS Aggressive Growth............................       2,846.86         529.79            452.21
MS International................................      15,548.80         534.25          2,539.74
MS All Pro Large Cap Growth.....................
MS All Pro Small Cap Growth.....................
MS All Pro Large Cap Value......................
MS All Pro Small Cap Value......................
Fidelity High Income............................       4,060.78         523.11            298.26
Fidelity Equity Income..........................      16,111.04         505.43          2,674.86
Fidelity Growth.................................      19,272.81         499.75          2,368.98
Fidelity Asset Man..............................      28,637.01         531.69          2,806.80
Fidelity Index 500..............................       3,571.24         509.51            818.51
Fidelity Contrafund.............................             --             --                --
OCC Equity......................................       2,813.10         503.29            313.68
OCC Small Cap...................................       8,553.37         516.26            842.45
OCC Managed.....................................
Scudder Bond....................................       4,419.73         498.86            726.58
Scudder Growth & Inc............................      15,233.99         498.94          2,723.17
Scudder International...........................             --             --                --
Drey. Zero Coup. 2000...........................       3,101.11         493.62            113.90
Dreyfus Growth & Inc............................             --             --                --
Dreyfus Socially Resp...........................             --             --                --
Federated Fund for U.S. Gov't. Securities II....             --             --                --
Federated Utility Fund II.......................             --             --                --
Van Eck Worldwide Hard Assets...................
Van Eck Worldwide Bond..........................
Van Eck Worldwide Emerging Markets..............
Van Eck Worldwide Real Estate...................

                                                                      APPENDIX B

                               PLAN OF CONVERSION

     As of February   , 1999 ("the Effective Date"), a Plan of Conversion (the
"Plan") became effective pursuant to which Provident Mutual Life Insurance Company, a Pennsylvania mutual life insurance corporation ("Provident Mutual"), reorganized and continued its corporate existence (the "Conversion") as Provfirst America Life Insurance Company, a Pennsylvania stock life insurance corporation ("Provfirst Life"). The Plan, as amended, was adopted by Provident Mutual's board of directors on October 13, 1998. The Plan was approved by the Pennsylvania Deputy Insurance Commissioner by a Decision and Order dated November 6, 1998 ("Order"). The Provident Mutual policyholders entitled to vote on the Plan duly adopted the Plan at a special meeting held on February 9, 1999.

     Before the Conversion, Providentmutual Life and Annuity Company of America ("PLACA") was a wholly-owned subsidiary of Provident Mutual. With the Conversion PLACA became a wholly-owned by Provfirst Life, and its name was changed to Provfirst America Life and Annuity Company ("Provfirst Life and Annuity"). No other changes to PLACA have occurred as a result of the Conversion. THE CURRENT AND FUTURE RIGHTS AND INTERESTS OF OWNERS OF PLACA ANNUITY CONTRACTS, INCLUDING THE CONTRACTS, HAVE NOT CHANGED AS A RESULT OF THE CONVERSION AND THE CONVERSION DOES NOT, IN ANY WAY, INCREASE PREMIUMS OR REDUCE CONTRACT BENEFITS, VALUES, GUARANTEES OR OTHER CONTRACT OBLIGATIONS TO OWNERS. THE CONVERSION DID NOT IN ANY WAY CHANGE THE OPERATIONS OF THE VARIABLE ACCOUNT AND DID NOT RESULT IN ANY MATERIAL DISRUPTION OF THE SERVICES PROVIDED TO OWNERS.

     Provfirst Life and Annuity is currently conducting business in all jurisdictions under the name "Provfirst America Life and Annuity Company," except in those jurisdictions in which regulators have not yet approved use of this name. In those jurisdictions, Provfirst Life and Annuity will continue to do business using the name "Providentmutual Life and Annuity Company of America" until it receives approval to use the new name. Likewise, the name of the Variable Account is being changed to Provfirst Variable Annuity Separate Account. Use of new Variable Account name in each jurisdiction will begin concurrently with the use of Provfirst Life and Annuity's new name.

     Pursuant to the Plan, Provident Mutual also formed Provident Mutual Holding Company, a Pennsylvania nonstock corporation, and Provfirst America Corporation, a Pennsylvania business corporation. All the shares of voting stock of Provfirst Life were issued to the Provfirst America Corporation, and all the shares of voting stock of Provfirst America Corporation were issued to Provident Mutual Holding Company, except for approximately 1% of the shares of voting stock of Provfirst America Corporation, which were issued to an employee stock ownership plan formed by Provfirst Life. Pursuant to the Order and as set forth in the Plan, Provident Mutual Holding Company will at all times, directly or indirectly, control Provfirst Life through the ownership of at least a majority of the voting authority of Provfirst America Corporation, which will hold, directly or indirectly, all the outstanding voting stock of Provfirst Life. The directors and executive officers of Provfirst Life serving immediately prior to the Effective Date remained as the directors and executive officers of each of Provident Mutual Holding Company, Provfirst America Corporation and Provfirst Life after the Effective Date.

     Prior to the Conversion, Provident Mutual policyholders had (1) contract rights under their insurance policies and annuity contracts, and (2) certain membership rights in Provident Mutual. The principal contract right of policyholders was the right to receive the type and amount of benefits then specified in their policies or contracts in accordance with their terms and conditions, including the right to receive policy dividends when, if, and as declared by the board of directors of Provident Mutual in accordance with the terms and conditions of such policies. The membership rights of policyholders included the right to vote at annual or special meetings of Provident Mutual, and certain rights as provided by law in any remaining surplus of Provident Mutual in the event of the insolvency, winding-up or liquidation of Provident Mutual, after the discharge of all other liabilities.

     On and after the Effective Date, the contract rights and the membership rights of policyholders of Provident Mutual policies were separated. The contract rights remained with Provfirst Life and the membership rights in Provident Mutual were extinguished. Each policyholder then received membership rights in Provident Mutual Holding Company. Each future policyholder of Provfirst Life will become a member of Provident Mutual Holding Company, and each member will remain a member of Provident Mutual Holding Company as long as the policy or policies conferring such membership remain in force.

                   PROVFIRST AMERICA LIFE AND ANNUITY COMPANY
                         A STOCK LIFE INSURANCE COMPANY
                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
                       VARIABLE ANNUITY SEPARATE ACCOUNT
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

     This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Provfirst America Life and Annuity Company. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract and The Market Street Fund, Inc., the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Scudder Variable Life Investment Fund, the OCC Accumulation Trust, the Dreyfus Variable Investment Fund and the Federated Insurance Series. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 1998

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS*

  ADDITIONAL CONTRACT PROVISIONS (12-20)......................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  CALCULATION OF YIELDS AND TOTAL RETURNS (24-26).............   S-2
       Money Market Subaccount Yields.........................   S-2
       Other Subaccount Yields................................   S-3
       Average Annual Total Returns...........................   S-4
       Other Total Returns....................................   S-7
       Effect of the Administration Fee on Performance Data...   S-8
  TERMINATION OF PARTICIPATION AGREEMENTS.....................   S-8
  SAFEKEEPING OF ACCOUNT ASSETS...............................  S-10
  STATE REGULATION (7)........................................  S-10
  RECORDS AND REPORTS.........................................  S-10
  LEGAL MATTERS (30)..........................................  S-10
  EXPERTS.....................................................  S-10
  OTHER INFORMATION...........................................  S-11
  FINANCIAL STATEMENTS (31)...................................  S-11

---------------

* Numbers in parentheses refer to corresponding pages of the Prospectus.

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The entire contract is made up of the policy and the application. The statements made in the application are deemed representations and not warranties. Provfirst Life and Annuity cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

INCONTESTABILITY

     Provfirst Life and Annuity will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Issue Date of the Contract.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex.

     If an overpayment is made because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If an underpayment is made because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

NON-PARTICIPATION

     The Contract is not eligible for dividends and will not participate in Provfirst Life and Annuity's divisible surplus.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, Provfirst Life and Annuity may disclose historic performance data for the subaccounts including yields, standard annual total returns, and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the Money Market Portfolio or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Administration Fee; 2) Asset-Based Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 administration fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = The unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = The unit value on the first day of the seven-day period.

     Because of the charges and deductions imposed under the contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Administration Fee, the Asset-Based Administration Charge and the Mortality and Expense Risk charge. The yield calculation assumes an administration fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 (((NI - ES)/(U X UV)) + 1)(6-1)

     Where:

     NI   = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of units outstanding.

     UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Fund Portfolio.

     The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract equal to 1% to 6% of premiums paid during the six years prior to the surrender or withdrawal (including the year in which the surrender is made) on amounts surrendered or withdrawn under the contract. A Surrender Charge will not be imposed on the first or second withdrawal in any Contract Year on an amount up to 10% of the Contract Account Value as of the beginning of such year.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

     Until a Subaccount has been in operation for 10 years, Provfirst Life and Annuity will always include quotes of average annual total return for the period measured from the date the Contracts were first offered for sale. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values which Provfirst Life and Annuity calculates on each Valuation Day based on the performance of the Subaccount's underlying Portfolio, the deductions for the Mortality and Expense Risk Charge, the Asset-Based Administration Charge, and the Annual Administration Fee. The calculation assumes that the administration fee is $30 per year per contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than seven years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)1/N) - 1

     Where:

     TR  = the average annual total return net of Subaccount recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect. In addition, sales literature or advertisements may quote average annual total return for the Growth, Money Market, Bond, Managed, Aggressive Growth, and International Subaccounts for the period before the Contracts were registered under the 1933 Act (from the inception of these Subaccounts (April 14, 1992) to December 31, 1992), with the level of Contract charges currently in effect.

     The Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Subaccounts for periods prior to the Subaccounts' inception of the Subaccounts. The Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Scudder Variable Life Investment Fund, the OCC Accumulation Trust, the Dreyfus Variable Investment Fund and The Federated Insurance Series are not affiliated with Provfirst Life and Annuity. While Provfirst Life and Annuity has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Provfirst Life and Annuity does not represent that they are true and complete, and disclaims all responsibility for these figures.

     Such average annual total return information for the Subaccounts is as follows:

                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/98
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
   SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)        12/31/98         12/31/98          THAN 10 YEARS)
   ---------------------------------------------     --------------   --------------   ----------------------
MARKET STREET FUND
  Growth (December 12, 1985).......................
  Money Market (December 12, 1985).................
  Bond (December 12, 1985).........................
  Managed (December 12, 1985)......................
  Aggressive Growth (May 1, 1989)..................
  International (November 1, 1991).................

VARIABLE INSURANCE PRODUCTS FUND AND
  VARIABLE INSURANCE PRODUCTS FUND II
  High Income (September 19, 1985).................
  Equity Income (October 9, 1986)..................
  Growth (October 9, 1986).........................
  Asset Manager (September 6, 1989)................
  Index 500 (August 27, 1992)......................
  Contrafund (July 3, 1995)........................

OCC ACCUMULATION TRUST
  Equity (August 1, 1988)..........................
  Small Cap (August 1, 1988).......................
  Managed (August 1, 1988).........................

SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond (July 16, 1985).............................
  Growth & Income (May 2, 1994)....................
  International (May 1, 1987)......................

DREYFUS VARIABLE INVESTMENT FUND
  Zero Coupon 2000 (August 31, 1990)...............
  Growth & Income (May 2, 1994)....................
  Socially Responsible (October 7, 1993)...........

FEDERATED INSURANCE SERIES
  Fund for US Gov't Securities II (March 29,
     1994).........................................
  Utility Fund II (April 14, 1994).................

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...............
  Worldwide Hard Assets (September 1, 1989)........
  Worldwide Emerging Markets (December 27, 1995)...
  Worldwide Real Estate (June 23, 1997)............

OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:

                                                                                       FOR THE 10-YEAR PERIOD
                                                                                           ENDED 12/31/98
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR        (OR DATE OF
                                                      PERIOD ENDED     PERIOD ENDED      INCEPTION IF LESS
   SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)        12/31/98         12/31/98          THAN 10 YEARS)
   ---------------------------------------------     --------------   --------------   ----------------------
MARKET STREET FUND
  Growth (December 12, 1985).......................
  Money Market (December 12, 1985).................
  Bond (December 12, 1985).........................
  Managed (December 12, 1985)......................
  Aggressive Growth (May 1, 1989)..................
  International (November 1, 1991).................

VARIABLE INSURANCE PRODUCTS FUND AND
  VARIABLE INSURANCE PRODUCTS FUND II
  High Income (September 19, 1985).................
  Equity Income (October 9, 1986)..................
  Growth (October 9, 1986).........................
  Asset Manager (September 6, 1989)................
  Index 500 (August 27, 1992)......................
  Contrafund (July 3, 1995)........................

OCC ACCUMULATION TRUST
  Equity (August 1, 1988)..........................
  Small Cap (August 1, 1988).......................
  Managed (August 1, 1988).........................

SCUDDER VARIABLE LIFE INVESTMENT FUND
  Bond (July 16, 1985).............................
  Growth & Income (May 2, 1994)....................
  International (May 1, 1987)......................

DREYFUS VARIABLE INVESTMENT FUND
  Zero Coupon 2000 (August 31, 1990)...............
  Growth & Income (May 2, 1994)....................
  Socially Responsible (October 7, 1993)...........

FEDERATED INSURANCE SERIES
  Fund for US Gov't Securities II (March 29,
     1994).........................................
  Utility Fund II (April 14, 1994).................

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...............
  Worldwide Hard Assets (September 1, 1989)........
  Worldwide Emerging Markets (December 27, 1995)...
  Worldwide Real Estate (June 23, 1997)............

     Provfirst Life and Annuity may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

     CTR = (ERV/P) - 1

     Where:

     CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P    = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each such account bears to the total Contract Account Value. For purposes of reflecting the administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average contract value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                    TERMINATION OF PARTICIPATION AGREEMENTS

     The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

     Market Street Fund, Inc. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at Provfirst Life and Annuity's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or Provfirst Life and Annuity if certain enforcement proceedings are instituted against the other;
(4) upon vote of the Owners of Contracts to substitute shares of another mutual fund; (5) at Provfirst Life and Annuity's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of Provfirst Life and Annuity or the Fund upon a determination that an irreconcilable material conflict exists between Owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of Provfirst Life and Annuity if it has withdrawn the Variable Account's investment in the Fund; or (8) at the option of any party upon another party's material breach of any provision of the agreement.

     Variable Insurance Products Fund and Variable Insurance Products Fund
II. These agreements provide for termination: (1) on six months' advance notice by any party; (2) at Provfirst Life and Annuity's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at Provfirst Life and Annuity's option if shares of the Fund are not registered, issued or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (4) at the option of the Fund or its principal underwriter if it determines that Provfirst Life and Annuity has suffered material adverse changes in its business or financial conditions or is the subject to material adverse publicity; (5) at the option of Provfirst Life and Annuity if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity; or (6) at the option of the Fund or its principal underwriter if Provfirst Life and Annuity decides to make another mutual fund available as a funding vehicle for its Contracts.

     Scudder Variable Life Investment Fund. This agreement provides for termination: (1) one hundred twenty days after the renegotiation date if the Fund and Provfirst Life and Annuity fail within sixty days after such renegotiation date to agree to continue or amend the agreement; (2) at the option of Provfirst Life and Annuity or the Fund if no shares of the Fund are owned by Provfirst Life and Annuity, the Variable Account, an affiliated insurance company or a separate account of such affiliated insurance company;
(3) upon determination that an irreconcilable conflict exists between the interests of owners of the Contracts and variable insurance products of all separate accounts or the interests of participating insurance companies investing in the Fund.

     OCC Accumulation Trust. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at Provfirst Life and Annuity's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or Provfirst Life and Annuity if certain enforcement proceedings are instituted against the other;
(4) upon vote of the Owners of Contracts to substitute shares of another mutual fund; (5) at Provfirst Life and Annuity's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of Provfirst Life and Annuity or the Fund upon a determination that an irreconcilable material conflict exists between Owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of Provfirst Life and Annuity if it has withdrawn the Variable Account's investment in the Fund; (8) at the option of any party upon another party's material breach of any provision of the agreement; or (9) at Provfirst Life and Annuity's option or the Fund's if it determines that the other party has suffered a material adverse change in its business, operations or financial condition or is the subject of material adverse publicity.

     Dreyfus Variable Investment Fund.  This agreement provides for termination:
(a) on 180 days' notice by Provfirst Life and Annuity or the Fund; (b) at Provfirst Life and Annuity's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (c) at the option of Provfirst Life and Annuity or the Fund if certain enforcement proceedings are instituted against the other; (d) at the option of the Fund if it determines that Provfirst Life and Annuity has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity;
(e) upon termination of the Investment Advisory Agreement between the Fund and Dreyfus; (f) in the event the Fund's shares are not registered, issued or sold in accordance with applicable laws; (g) at the option of the Fund upon a determination that it is no longer advisable and in the interests of shareholders to continue the agreement; (h) at the option of the Fund if the Contracts cease to qualify as annuity contracts under the Code; (i) at the option of either party upon another's breach of any material provision of the agreement; (j) at the option of the Fund, if the Contracts are not registered, issued or sold in accordance with applicable law; (k) upon assignment of the agreement.

     Federated Insurance Series. This agreement provides for termination: (a) on 180 days' notice by Provfirst Life and Annuity or the Fund; (b) at Provfirst Life and Annuity's option if shares of the Portfolios are not reasonably available to meet the requirements of the Contracts; (c) at the option of Provfirst Life and Annuity or the Fund if certain enforcement proceedings are instituted against the other; (d) upon the vote of Owners having an interest in a subaccount investing in a Fund Portfolio to substitute shares of another investment company for corresponding shares of the Portfolio of the Fund; (e) in the event the Fund's shares are not registered, issued or sold in accordance with applicable law; (f) at the option of Provfirst Life and Annuity or the Fund upon a determination that an irreconcilable conflict exists between Owners of variable insurance products of all separate accounts and the interests of participating insurance companies investing in the Fund; and (g) at the option of Provfirst Life and Annuity if the Fund or a Portfolio ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder.

     Van Eck Worldwide Insurance Trust. The agreement with Van Eck Worldwide Insurance Trust ("Van Eck Trust") provides for termination 1) by Provfirst Life and Annuity, Van Eck Trust or Van Eck Trust's Distributor upon six months prior written notice or in the event that formal proceedings are initiated against the other party by the SEC or another regulator, 2) by Provfirst Life and Annuity or Van Eck Trust in the event that shares of Van Eck Trust subject to the agreement are not registered, offered or sold in conformity with applicable law or such law precludes the use of Trust shares, 3) by Provfirst Life and Annuity upon reasonable notice if shares of one of the then available Portfolios of Van Eck Trust are no longer available or upon sixty days notice if Provfirst Life and Annuity should substitute shares of another fund or Fund for those of Van Eck Trust, 4) by Provfirst Life if a Portfolio fails to meet the diversification and other requirements of the Internal Revenue Code, or Provfirst Life reasonably believes it may fail to do so, 5) upon assignment of the agreement unless both parties agree to the assignment in writing.

     Should an agreement between Provfirst Life and Annuity and a Fund terminate, the Subaccounts which invest in that Fund will not be able to purchase additional shares of such Fund. In that event, Owners will no longer be able to allocate cash values or net premiums to Subaccounts investing in Portfolios of such Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portion of a Fund may refuse to sell its shares to a Subaccount despite the fact that the participation agreement between the Fund and Provfirst Life and Annuity has not been terminated. Should a Fund or portfolio of such Fund decide not to sell its shares to Provfirst Life and Annuity, Provfirst Life and Annuity will not be able to honor requests by Owners to allocate cash values or net premiums to Subaccounts investing in shares of that Fund or portfolio.

                         SAFEKEEPING OF ACCOUNT ASSETS

     Provfirst Life and Annuity holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

     The officers and employees of Provfirst Life and Annuity are covered by an insurance company blanket bond issued by Aetna Casualty and Surety Company to Provident Mutual Life Insurance Company of Philadelphia in the amount of ten million dollars. The bond insurers against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

     Provfirst Life and Annuity is subject to regulation and supervision by the Insurance Department of the State of Delaware which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. Provfirst Life and Annuity is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

     Provfirst Life and Annuity will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

                                 LEGAL MATTERS

     James G. Potter, Jr., Esquire, General Counsel of Provfirst America Life Insurance Company, has provided advice on certain matters relating to the laws of Delaware regarding the Contacts and Provfirst Life and Annuity's issuance of the Contracts. Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.

                                    EXPERTS

     The statements of financial condition for Provfirst Life and Annuity as of December 31, 1998 and 1997 and the related statements of operations, capital and surplus and cash flows for each of the three years in the period ended December 31, 1998 and the audited statements of assets and liabilities of the Provfirst Life and Annuity Variable Annuity Separate Account as of December 31, 1997 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in this Statement of Additional Information and in the registration statement have been audited by PricewaterhouseCoopers LLP as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

     This Statement of Additional Information contains the audited statements of assets and liabilities of the Provfirst Life and Annuity Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. PricewaterhouseCoopers LLP serves as independent accountants for the Provfirst Life and Annuity Variable Annuity Separate Account.

     Provfirst Life and Annuity's statements of financial condition as of December 31, 1998 and 1997 and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998, which are included in this Statement of Additional Information, should be considered only as bearing Provfirst Life and Annuity's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Provfirst Life and Annuity Variable Annuity Separate Account.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       (a)  Financial Statements
            All required financial statements are included in Part A and Part B of this Registration Statement.
            (1)   (a)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing establishment of the PALAC Variable Annuity Separate Account.(1)
                  (b)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the PALAC Variable Annuity Separate
                       Account.(1)
                  (c)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the PALAC Variable Annuity Separate
                       Account.(1)
                  (d)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the PALAC Variable Annuity Separate
                       Account.(1)
                  (e)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the PALAC Variable Annuity Separate
                       Account.(1)
            (2)   Not applicable.
            (3)   (a)  Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and the
                       PALAC Variable Annuity Separate Account.(1)
                  (b)  Form of Selling Agreement between PML Securities, Inc. and
                       Sentinel Financial Services Company.(1)
            (4)   Form of Flexible Premium Deferred Variable Annuity Contract
                  (PL512).(1)
                  (a)  Amendment of Contract Provisions Rider (PL470.13A).(1)
                  (b)  Qualified Plan Rider (PL471).(1)
                  (c)  403(b) Annuity Loan Rider (PL515).(1)
                  (d)  Death Benefit Rider "Step Up" (PL547).(1)
                  (e)  Death Benefit Rider "Rising Floor" (PL548).(1)
                  (f)  Simple IRA Rider (PL549).(1)
                  (g)  SEP IRA Rider (PL550).(1)
                  (h)  Qualify as an IRA Rider (PL553).(1)
                  (i)  Qualify as a TSA Under 403(b) Rider (PL554).(1)
                  (j)  Amendment for a Charitable Remainder Trust Rider (PL558).(1)
                  (k)  Systematic Withdraw Plan Rider (PL600).(1)
            (5)   Form of Application and 1717 Capital Management Company
                  Suitability Statement.
                  (a)  Initial Allocation Schedule.(1)

            (6)   (a)  Charter of Providentmutual Life and Annuity Company of
                       America.(1)
                  (b)  By-Laws of Providentmutual Life and Annuity Company of
                       America.(1)
            (7)   Not applicable.
            (8)   (a)  Participation Agreement among Market Street Fund, Inc.,
                       Providentmutual Life and Annuity Company of America and PML
                       Securities, Inc.(1)
                  (b)  Participation Agreement among Variable Insurance Products
                       Fund, Fidelity Distributors Corporation and Providentmutual
                       Life and Annuity Company of America.(2)
                  (c)  Participation Agreement among Variable Insurance Products
                       Fund II, Fidelity Distributors Corporation and
                       Providentmutual Life and Annuity Company of America.(2)
                  (d)  Form of Fund Participation Agreement among Neuberger &
                       Berman Advisers Management Trust, Advisers Managers Trust
                       and Providentmutual Life and Annuity Company of America.(1)
                  (e)  Fund Participation Agreement among TCI Portfolios, Inc.,
                       Investors Research Corporation, and Providentmutual Life and
                       Annuity Company of America.(1)
                  (f)  Participation Agreement between Van Eck Investment Trust and
                       Providentmutual Life and Annuity Company of America.(1)
                  (g)  Service Agreement between Providentmutual Life and Annuity
                       Company of America and Provident Mutual Life Insurance
                       Company of Philadelphia.(1)
                  (h)  Support Agreement between Provident Mutual Life Insurance
                       Company and Providentmutual Life and Annuity Company of
                       America.(1)
            (9)   Consent of James G. Potter, Jr., Esquire (to be filed by
                  amendment).
            (10)  (a)  Consent of Sutherland Asbill & Brennan LLP (to be filed by amendment).
                  (b)  Consent of Scott V. Carney, FSA, MAAA (to be filed by amendment).
                  (c)  Consent of PricewaterhouseCoopers LLP, Independent
                       Accountants (to be filed by amendment).
            (11)  No financial statements will be omitted from Item 23.
            (12)  Not applicable.
            (13)  Schedule for computation of performance data (to be filed by amendment).
            (14)  Powers of Attorney.(1)

---------------

(1) Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.

(2) Incorporated herein by reference to post-effective amendment number 18 to the Form S-6 registration statement for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998, File No. 33-2625.

Item 25.  Directors and Officers of the Depositor

         NAME AND PRINCIPAL BUSINESS ADDRESS*               POSITION AND OFFICES WITH DEPOSITOR
         ------------------------------------               -----------------------------------
Robert W. Kloss**......................................    President and Director
Mary Lynn Finelli**....................................    Director
Alan F. Hinkle**.......................................    Director, Vice President and Actuary
James D. Kestner**.....................................    Director
Sarah C. Lange**.......................................    Director
J. Kevin McCarthy**....................................    Director
James G. Potter, Jr.**.................................    Director, Secretary and Legal Officer
Linda M. Springer**....................................    Director
Joan C. Tucker.........................................    Director and Vice President
James D. Benson**......................................    Assistant Financial Reporting Officer
Scott V. Carney**......................................    Vice President and Actuary
Katherine DePeri**.....................................    Actuarial Compliance Officer
Rosanne Gatta**........................................    Treasurer
Anthony Giampietro**...................................    Assistant Treasurer
Deborah Thiel Hall**...................................    Compliance Officer
Timothy P. Henry**.....................................    Vice President
Joseph T. Laudadio.....................................    Underwriting Officer
Todd R. Miller**.......................................    Financial Reporting Officer
Edward Schmid, Jr.**...................................    Investment Officer
Andrew J. Stack**......................................    Marketing Officer
Stephen L. White**.....................................    Vice President and Actuary

---------------

  * Unless otherwise indicated, the principal business address is 300 Continental Drive, Newark, DE 19713.
 ** Principal business address is 1050 Westlakes Drive, Berwyn, PA 19312.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                                   PERCENT OF VOTING
             NAME               JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
             ----               ------------       -----------------         ------------------
Provident Mutual                Pennsylvania    Mutual Company             Life & Health Insurance
  Life Insurance Company*
Providentmutual Life and        Delaware        Ownership of all           Life & Health Insurance
  Annuity Company                               voting securities
  of America*                                   by Provident Mutual
Provident Mutual International  Delaware        Ownership of all           Life & Health Insurance
  Life Insurance Company                        voting securities
                                                by Provident Mutual
Providentmutual                 Pennsylvania    Ownership of all           Holding Company
  Holding Company (PHC)*                        voting securities
                                                by Provident Mutual

                                                   PERCENT OF VOTING
             NAME               JURISDICTION       SECURITIES OWNED          PRINCIPAL BUSINESS
             ----               ------------       -----------------         ------------------
1717 Capital Management         Pennsylvania    Ownership of all           Broker/Dealer
  Company*                                      voting securities by
                                                PHC
1767 Brokerage Services, Inc.   Pennsylvania    Ownership of all voting    Insurance Agency
                                                securities by PHC
Providentmutual Investment      Pennsylvania    Ownership of all           Investment Adviser
  Management Company*                           voting securities
                                                by PHC
Washington Square               Pennsylvania    Ownership of all           Administrative Services
  Administrative Services,                      voting securities
  Inc.                                          by PHC
Institutional Concepts, Inc.*   New York        Ownership of all           Insurance Agency
                                                voting securities
                                                by PHC
Provestco, Inc.*                Delaware        Ownership of all           Real Estate Investment
                                                voting securities
                                                by PHC
PNAM, Inc.*                     Delaware        Ownership of all           Holding Company
                                                voting securities
                                                by PHC
Sigma American                  Delaware        Ownership of 80.2%         Investment Management
  Corporation*                                  voting securities by       and Advisory Services
                                                PHC and 19.8% voting
                                                securities by Provident
                                                Mutual
Provident Mutual                Delaware        Ownership of all           Investment Management
  Management Co., Inc.*                         voting securities          and Advisory Services
                                                by Sigma American
Software Development            Pennsylvania    Ownership of 100%          Development and
  Corporation*                                  voting securities          Marketing of Computer
                                                by PHC                     Software
Market Street Fund, Inc.**      Maryland                                   Mutual Fund

---------------

 * File Consolidated Financial Statements.
** File Separate Financial Statements.

Item 27.  Number of Policyowners

     As of December 31, 1998 there were a total of        individual flexible
premium deferred variable annuity contracts (File No. 33-65512) in force -- 4,499 non-qualified and 6,885 qualified.

Item 28.  Indemnification

     The By-Laws of Provfirst America Life and Annuity Company provide, in part in Article XII, as follows:

                                  ARTICLE XII

           INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 12.01. To the fullest extent permitted by law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorneys' fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment or fine in any such action, suit or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) 1717 Capital Management Company (1717) is the principal underwriter of the Contracts as defined in the investment Company of 1940. 1717 is also principal underwriter for the Fund, for the PALAC Variable Life Separate Account and for the Provfirst Life Variable Life and Annuity Separate Accounts.

     (b) The following information is furnished with respect to the officers and directors of 1717:

            NAME AND PRINCIPAL                   POSITIONS AND OFFICES          POSITIONS AND OFFICES
            BUSINESS ADDRESS*                          WITH 1717                    WITH DEPOSITOR
            ------------------                   ---------------------          ---------------------
Mary Lynn Finelli**.......................  Director                         Director
Alan F. Hinkle**..........................  Director                         Director, Vice President and
                                                                               Actuary
Robert W. Kloss**.........................  Director                         President and Director
J. Kevin McCarthy**.......................  Director                         Director
James G. Potter, Jr.**....................  Director                         Director, Secretary and
                                                                               Legal Officer
Joan C. Tucker............................  Director                         Director and Vice President
Louise A. Aviola, Jr. ....................  Vice President and Manager of    None
                                              Operations
Rosanne Gatta**...........................  Treasurer                        Treasurer
Anthony Giampietro**......................  Assistant Treasurer              Assistant Treasurer
Deborah Thiel Hall**......................  Insurance Compliance Officer     Compliance Officer
Michael Krulikowski.......................  Senior Compliance Officer        None
Anthony Mastrangelo**.....................  Assistant Financial Reporting    None
                                              Officer
Todd R. Miller**..........................  Assistant Financial Reporting    Financial Reporting Officer
                                              Officer
Alison Naylor.............................  Compliance Officer               None
Linda M. Springer**.......................  Financial Reporting Officer      Director

---------------
  * Unless otherwise indicated, principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, DE 19850.
 ** Principal business address is 1050 Westlakes Drive, Berwyn, PA 19312.

Item 30.  Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Provfirst America Life and Annuity Company at 300 Continental Drive, Newark, DE 19713.

Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. PALAC and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

                        REPRESENTATION OF REASONABLENESS

     Provfirst America Life and Annuity Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Provfirst America Life and Annuity Company.

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT AND PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA HAVE CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON THEIR BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN NEW CASTLE COUNTY, STATE OF DELAWARE ON THIS 18TH DAY OF FEBRUARY, 1999.

                                            PROVIDENTMUTUAL VARIABLE ANNUITY
                                              SEPARATE ACCOUNT (REGISTRANT)

          Attest: /s/ JAMES G. POTTER, JR.                            By: /s/ ROBERT W. KLOSS
   ----------------------------------------------        -------------------------------------------------
                                                                          ROBERT W. KLOSS
                                                                             President

                                            By: PROVIDENTMUTUAL LIFE AND ANNUITY
                                                  COMPANY OF AMERICA (DEPOSITOR)


Attest: /s/ JAMES G. POTTER, JR.                                      By: /s/ ROBERT W. KLOSS
               --------------------------------------    -------------------------------------------------
                                                                          ROBERT W. KLOSS
                                                                             President

     AS REQUESTED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURES                                   TITLE                          DATE
              ----------                                   -----                          ----

          /s/ ROBERT W. KLOSS              President and Director                   February 18, 1999
---------------------------------------      (Principal Executive Officer)
            ROBERT W. KLOSS

         /s/ LINDA M. SPRINGER             Financial Reporting Officer              February 18, 1999
---------------------------------------      (Principal Financial Officer)
           LINDA M. SPRINGER

                   *                       Director                                 February 18, 1999
---------------------------------------
           MARY LYNN FINELLI

                   *                       Director                                 February 18, 1999
---------------------------------------
            ALAN F. HINKLE

                   *                       Director                                 February 18, 1999
---------------------------------------
           JAMES D. KESTNER

                   *                       Director                                 February 18, 1999
---------------------------------------
            SARAH C. LANGE

                   *                       Director                                 February 18, 1999
---------------------------------------
           J. KEVIN MCCARTHY

              SIGNATURES                                   TITLE                          DATE
              ----------                                   -----                          ----
                   *                       Director                                 February 18, 1999
---------------------------------------
         JAMES G. POTTER, JR.

                   *                       Director                                 February 18, 1999
---------------------------------------
            JOAN C. TUCKER

     *By: /s/ JAMES G. POTTER, JR.
---------------------------------------
         JAMES G. POTTER, JR.
           Attorney-in-Fact
     Pursuant to Power of Attorney